                                             1933 Act Registration No. 333-71853
                                             1940 Act Registration No. 811-09225

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 8

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 8

                      THRIVENT VARIABLE ANNUITY ACCOUNT II
               (Exact name of registrant as specified in charter)

                        Thrivent Financial for Lutherans
                               (Name of Depositor)
                             625 FOURTH AVENUE SOUTH
                          MINNEAPOLIS, MINNESOTA 55415
               (Address of Principal Executive Offices)(Zip Code)

        Depositor's Telephone Number, including Area Code: (612)340-7005

                               JOHN C. BJORK ESQ.
                        THRIVENT FINANCIAL FOR LUTHERANS
                             625 FOURTH AVENUE SOUTH
                          MINNEAPOLIS, MINNESOTA 55415
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):
[_] immediately upon filing pursuant to paragraph (b) of Rule 485.
[X] on May 1, 2004 pursuant to paragraph (b) of Rule 485.
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[_] on March 1, 2001 pursuant to paragraph (a)(1) of Rule 485.
[_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[_] on _________, pursuant to paragraph (a)(2) of Rule 485.

Title of securities being registered: Units of interest in single premium immediate variable annuity certificates.

                     THRIVENT VARIABLE ANNUITY ACCOUNT II

                                  PROSPECTUS
                                      FOR
              SINGLE PREMIUM IMMEDIATE VARIABLE ANNUITY CONTRACTS
                  ISSUED BY THRIVENT FINANCIAL FOR LUTHERANS

                  Service Center:           Corporate Office:
              4321 North Ballard Road    625 Fourth Avenue South
              Appleton, WI 54919-0001   Minneapolis, MN 55415-1665
              Telephone: 800-THRIVENT    Telephone: 800-THRIVENT


This Prospectus describes the single premium immediate variable annuity Contract (the "Contract") offered by Thrivent Financial for Lutherans ("Thrivent Financial", "we". "us", or "our"), a fraternal benefit society organized under Wisconsin law. We offer the Contract to a member or a person eligible for membership who is also applying for membership.



We allocate net premiums based on the Annuitant's designation to one or more Subaccounts of Thrivent Variable Annuity Account II (the "Variable Account"), and/or to the Fixed Account (which is the general account of ours, and which pays guaranteed periodic payments). The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (the "Fund"), which is an open-end management investment company (commonly known as a "mutual fund"). We provide the overall investment management for each of the Portfolios of the Fund, although some of the Portfolios are managed by an investment subadviser. The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:





            Thrivent Technology Portfolio                  Thrivent Large Cap Growth Portfolio II
     Thrivent Partner Small Cap Growth Portfolio          Thrivent Partner Growth Stock Portfolio
       (subadvised by Franklin Advisers, Inc.)         (subadvised by T. Rowe Price Associates, Inc.)
      Thrivent Partner Small Cap Value Portfolio             Thrivent Large Cap Value Portfolio
    (subadvised by T. Rowe Price Associates, Inc.)           Thrivent Large Cap Stock Portfolio
          Thrivent Small Cap Stock Portfolio                 Thrivent Large Cap Index Portfolio
          Thrivent Small Cap Index Portfolio             Thrivent Real Estate Securities Portfolio
          Thrivent Mid Cap Growth Portfolio                     Thrivent Balanced Portfolio
         Thrivent Mid Cap Growth Portfolio II                  Thrivent High Yield Portfolio
           Thrivent Mid Cap Stock Portfolio                Thrivent Partner High Yield Portfolio
           Thrivent Mid Cap Index Portfolio                  (subadvised by Pacific Investment
    Thrivent Partner International Stock Portfolio                Management Company LLC)
      (subadvised by Mercator Asset Management,                  Thrivent Income Portfolio
      LP and T. Rowe Price International, Inc.)                Thrivent Bond Index Portfolio
          Thrivent Partner All Cap Portfolio              Thrivent Limited Maturity Bond Portfolio
(subadvised by Fidelity Management & Research Company)     Thrivent Mortgage Securities Portfolio
         Thrivent Large Cap Growth Portfolio                  Thrivent Money Market Portfolio





Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information ("SAI") dated May 1, 2004. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI without charge by writing to us at our address above. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI. The Table of Contents for the SAI may be found on Page 31 of this Prospectus. Appendix A sets forth definitions of special terms used in this Prospectus.


An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. It is valid only when accompanied or preceded by the current Prospectus of Thrivent Series Fund, Inc.



                  The date of this Prospectus is May 1, 2004

NOTICE REGARDING THRIVENT PARTNER SMALL CAP GROWTH PORTFOLIO



Franklin Advisers, Inc. ("FAI") has given notice that it will terminate its Investment Subadvisory Agreement to serve as investment subadviser to the Thrivent Partner Small Cap Growth Portfolio, effective May 31, 2004. The Board of Directors of Thrivent Series Fund, Inc. (the "Fund ") has directed the Fund's investment adviser, Thrivent Financial for Lutherans ("Thrivent Financial"), to conduct a search for a new small cap growth investment subadviser to replace FAI. Thrivent Financial anticipates recommending a new investment subadviser to the Board of Directors at the Board's next regularly scheduled meeting on May 18, 2004. If the Board of Directors approves the recommendation, the new investment subadviser will begin serving as investment subadviser to the Portfolio on or before May 31, 2004. In the event a new investment subadviser is not in place by May 31, 2004, the Fund will either seek FAI's agreement to continue managing the portfolio until a new investment subadviser is in place, or Thrivent Financial will assume direct investment management responsibilities for the portfolio until a new subadviser assumes management of the portfolio. Prior to May 31, 2004, the Fund will send notification to shareholders of the Portfolio advising them of who has been selected as new investment subadviser, when the change will take place, and if the change is expected to occur after May 31, 2004, who will be providing direct investment management to the portfolio until the new subadviser assumes that responsibility.



The Thrivent Partner Small Cap Growth Portfolio operates under a
"manager-of-managers" structure. Under this structure, Thrivent Financial has the authority, with approval of the Board of Directors, to hire, fire and change subadvisers and amend subadvisory agreements without shareholder approval. The hiring of a new investment subadviser to replace FAI will be done under this authority.


               .................................................................

TABLE OF CONTENTS



    Fees and Expense Tables                                                  5

    Summary                                                                  7
      The Contract                                                           7
      Investment Options                                                     7
      Free Look Period                                                       7
      Withdrawals and Surrenders                                             7
      Transfers                                                              7
      Annuity Payment Amounts                                                7
      Federal Tax Status                                                     7
      Condensed Financial Information                                        8

    Thrivent Financial and the Variable Account                              8
      Thrivent Financial                                                     8
      The Variable Account                                                   8

    Investment Options                                                       9
      Variable Investment Options and the Subaccounts                        9
      Investment Management                                                 12
      Addition, Deletion, Combination, or Substitution of Investments       13
      Fixed Account                                                         13

    The Contract                                                            14
      Application and Purchase                                              14
      Crediting and Allocating Your Premium Payment                         14
      Free Look Period                                                      14
      Owners, Payees and Annuitants                                         15
      Adult and Juvenile Contracts                                          15
      Beneficiaries                                                         16
      Assignments of Ownership                                              16

    Annuity Payments                                                        16
      Selecting an Annuity Payment Option                                   16
      Annuity Payment Options                                               17
      Annuity Payment Dates                                                 18
      Fixed Account Annuity Payments                                        18
      Variable Annuity Payments                                             18

    Transfers Among Subaccounts and/or the Fixed Account                    20
      Telephone Transfer Requests                                           20

    Surrenders and Withdrawals                                              21

    Death of the Owner and/or Annuitant                                     22

    Contract Fees and Charges                                               22
      Withdrawal or Surrender Charge                                        22
      Transfer Charge                                                       23
      Mortality and Expense Risk Charge                                     23
      Miscellaneous                                                         23
      Taxes                                                                 23


               .................................................................


                General Information about the Contracts         23
                  The Entire Contract                           23
                  Gender Neutral Benefits                       24
                  State Variations                              24
                  Reports to Contract Owners                    24
                  Date of Receipt                               24
                  Payment by Check                              24
                  Postponement of Payments                      24
                  Maintenance of Solvency                       24
                  Contract Inquiries                            25

                Federal Tax Matters                             25
                  Tax Status of Thrivent Financial              25
                  Diversification Requirements                  25
                  Taxation of Annuities in General              26
                  Distribution Requirements                     26
                  Contracts Held by Natural Persons             26
                  Distributions                                 26
                  Distributions from Qualified Plans            26
                  Tax on Premature Distributions                27
                  Federal Income Tax Withholding                27
                  Death Proceeds                                27
                  Multiple Contracts                            27
                  Change in Payee                               27
                  Tax-Free Exchanges (1035 Exchanges)           27
                  Transfers among Subaccounts                   28
                  Qualified Plans                               28
                  Possible Tax Law Changes                      28
                  Other Tax Considerations                      28

                Voting Rights                                   28

                Sales and Other Agreements                      29

                Legal Proceedings                               29

                Financial Statements                            30

                Statement of Additional Information             31
                  Table of Contents                             31
                  Order Form                                    31

                Appendix A--Definitions                         33

                Appendix B--Condensed Financial Information     34


               .................................................................

FEES AND EXPENSE TABLES

               .................................................................

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you purchase the Contract.

Contract Owner Transaction Expenses:
       Sales Charge Imposed on Premium Payment          NONE
       Transfer Fee (after 12 free transfers)         $25/1/
       Maximum Indirect Surrender Charge               9%/2/

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.


Annual Subaccount Expenses
(as a percentage of average net assets of each Subaccount)
              Mortality and Expense Risk Charges                1.25%
               Total Annual Subaccount Expenses                 1.25%



The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of the Portfolios of the Fund is contained in the prospectus for the Fund.



Total Annual Portfolio Operating Expenses/3/                     Minimum Maximum
(expenses that are deducted from the Portfolio assets, including  0.39%   1.72%
  management fees and other expenses)


               .................................................................

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


.. If you select a life income payment option with a 10-year guaranteed payment period and do not surrender your Contract at the end of the applicable time period:



            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------
         $164    $236    $488    $697    $805   $1,143  $1,568  $2,186


.. If you select a 10-year fixed period income payment option and do not surrender your Contract at the end of the applicable time period:


            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------
         $151    $218    $410    $586    $606    $861    $790   $1,115



.. If you select a life income payment option with a 10-year guaranteed payment period and you surrender your Contract at the end of the applicable period:



            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------
         $222    $294    $523    $732    $823   $1,160  $1,568  $2,186


.. If you select a 10-year fixed period income payment option and you surrender your Contract at the end of the applicable period:


            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------
         $318    $383    $572    $686    $657    $911    $790   $1,115



Notes to Fee and Expense Tables:


/1/ You are allowed 12 free transfers from the Subaccounts in each Contract Year. Subsequent transfers will incur a $25 transfer charge. / /

/2/ If you withdraw from or surrender the Contract, we will pay you the commuted value of the future payments for the remaining guaranteed payment period. We calculate the commuted value you receive for the Fixed Account using an interest rate that is currently 0.5% higher than the rate used to determine the Annuity Payments. For variable Subaccounts, we currently use an interest rate that is 0.5% greater than the assumed investment return that you selected. Since we use a higher interest rate in calculating the commuted value, the Contract has an indirect withdrawal and surrender charge. Also, the amount that you will receive upon a withdrawal or surrender of the Contract will be less than you would receive had you chosen to continue receiving Annuity Payments. / /

/3/ Thrivent Financial has agreed to voluntarily reimburse all expenses other than the advisory fees for certain of the Portfolios. After taking these voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.37% to 1.03%. The reimbursements may be discontinued at any time.


               .................................................................

SUMMARY

               .................................................................

Please refer to Appendix A at the end of this Prospectus for definition of terms which can help you understand details about your Contract. This summary gives you a brief overview of the more significant aspects of the Contract. Please refer to the remainder of this Prospectus for more detailed information.

The Contract

The Contract along with any riders or endorsements, amendments, application, and our Articles of Incorporation and Bylaws constitutes your entire agreement. The Contract is an individual single premium immediate variable annuity that allows you to receive periodic payments whose amounts are adjusted up or down according to the performance of various underlying Subaccounts you select.

You may purchase the Contract for a minimum single premium of $5000. In order to purchase a Contract, you must submit an application to us through one of our financial associates who is also a registered representative of Thrivent Investment Management Inc. ("Thrivent Investment Mgt.") We only offer the Contract to a member or to a person eligible for membership who is also applying for membership. The Contract may not be available for purchase in all states.

Investment Options


The Contract offers a choice of a number of variable investment options. You bear the investment risk as to the performance of the variable investment options. The Contract also offers a Fixed Account option. Premiums allocated to the Fixed Account will fund guaranteed periodic payments.






Free Look Period


You may cancel your Contract within 10 days starting on the day you receive it. This 10-day period is called the free look period. Some states require that we provide you a longer free look period. In some states we restrict the initial premium allocation to the Thrivent Money Market Subaccount during the free look period.


Withdrawals and Surrenders


Unless your Contract is irrevocable, you may withdraw from or surrender the Contract for its commuted value. If you take a withdrawal from or surrender the Contract before attaining age 591/2, you may be subject to a 10% premature distribution penalty tax in addition to ordinary income tax.


Transfers


You may transfer all or a part of your Contract's value among the Subaccounts or from the Subaccounts to the Fixed Account subject to certain limitations. We do not allow transfers from the Fixed Account. You may make up to twelve transfers per year. Certain other restrictions apply to transfers.


Annuity Payment Amount

We determine the amount of your Annuity Payment based upon your premium, the Annuity Payment option you choose, and the investment allocations that you select.

Federal Tax Status

Generally, there should be no federal income tax on increases in Accumulated Value until there is a distribution. All or a portion of every distribution or Annuity Payment will generally be taxable as ordinary income. The taxable portion of most distributions will be subject to withholding unless the payee elects otherwise. There may be tax penalties if you take a distribution before reaching age 591/2. Current tax laws may change at any time.

               .................................................................

SUMMARY

               .................................................................


Death proceeds are taxable and generally are included in the income of the recipient as follows:

.. If received under a payment option, they are taxed in the same manner as Annuity Payments.

.. If distributed in a lump sum, they are taxed in the same manner as a full surrender.

Condensed Financial Information

Condensed financial information containing the accumulated unit value history appears at the end of this Prospectus in Appendix B.



THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

               .................................................................

Thrivent Financial

We are a fraternal benefit society owned by and operated for our members. We were organized in 1902 under Wisconsin Law, and we are in compliance with Internal Revenue Code Section 501(c)(8). We are currently licensed to transact life insurance business in all 50 states and the District of Columbia.

We issue the Contracts. We are subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance regulators of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account


The Variable Account is a Variable Account of ours, which was established in 1999. The Variable Account meets the definition of a "Variable Account" under the federal securities laws. We have caused the Variable Account to be registered with the Securities and

Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

               .................................................................

INVESTMENT OPTIONS

               .................................................................

Variable Investment Options and the Subaccounts


You may allocate the premiums paid under the Contract and transfer from the Variable Account to one or more of the Subaccounts of the Variable Account. We invest the assets of each Subaccount in corresponding Portfolios of the Fund. The Subaccounts and corresponding Portfolios are:



                  Subaccount                    Corresponding Portfolio
----------                                      -----------------------
Thrivent Technology Subaccount................. Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Subaccount... Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Subaccount.... Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Subaccount............ Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount............ Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Subaccount............. Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth II Subaccount.......... Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Subaccount.............. Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount.............. Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Subaccount Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Subaccount............ Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount........... Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth II Subaccount........ Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Subaccount....... Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount............ Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount............ Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount............ Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Subaccount..... Thrivent Real Estate Securities Portfolio
Thrivent Balanced Subaccount................... Thrivent Balanced Portfolio
Thrivent High Yield Subaccount................. Thrivent High Yield Portfolio
Thrivent Partner High Yield Subaccount......... Thrivent Partner High Yield Portfolio
Thrivent Income Subaccount..................... Thrivent Income Portfolio
Thrivent Bond Index Subaccount................. Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount...... Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Subaccount........ Thrivent Mortgage Securities Portfolio
Thrivent Money Market Subaccount............... Thrivent Money Market Portfolio




               .................................................................

INVESTMENT OPTIONS

               .................................................................

Each of the Portfolios has an investment objective as described below:






Thrivent Technology Portfolio. To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.



Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.



Thrivent Partner Small Cap Value Portfolio. To seek long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of smaller capitalization common stocks.



Thrivent Small Cap Stock Portfolio. To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.



Thrivent Small Cap Index Portfolio. To strive for capital growth that approximates the performance of the S&P SmallCap 600 Index* by investing primarily in common stocks of the index.



Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of common stocks of companies with medium market capitalizations.



Thrivent Mid Cap Growth Portfolio II. To achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.



Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.



Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index* by investing primarily in common stocks comprising the Index.



Thrivent Partner International Stock Portfolio. To strive for long-term capital growth by investing primarily in foreign stocks.



Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.



Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.



Thrivent Large Cap Growth Portfolio II. To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.



Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.



Thrivent Large Cap Stock Portfolio. To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.



Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.



Thrivent Large Cap Index Portfolio. To strive for investment results that approximate the performance of the S&P 500(R)* Index by investing primarily in common stocks of the Index.


               .................................................................

INVESTMENT OPTIONS

               .................................................................



Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.



Thrivent Balanced Portfolio. To seek capital growth and income by investing in a mix of common stocks, bonds and money market instruments. Securities are selected consistent with the policies of the Thrivent Large Cap Index and Thrivent Bond Index Portfolios.



Thrivent High Yield Portfolio. To achieve a higher level of income through investment in a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.



Thrivent Partner High Yield Bond Portfolio. To strive for high current income and secondarily capital growth by investing primarily in high-risk, high yield bonds commonly referred to as "junk bonds."



Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate- and long-term fixed income securities.



Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.



Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.



Thrivent Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.



Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.



* "Standard & Poor's(R)", "S&P(R)", "Standard & Poor's 500", "500", "Standard & Poor's SmallCap 600 Index", "S&P SmallCap 600 Index", "Standard & Poor's MidCap 400 Index" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Fund, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)


               .................................................................

INVESTMENT OPTIONS

               .................................................................



We cannot assure that the Portfolios will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks and other aspects of the Fund's operations is contained in the accompanying prospectuses for the Fund, which should be carefully read in conjunction with this Prospectus.



Shares of the Fund are sold to other insurance company Variable Accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company ("Thrivent Life"), and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity Variable Accounts and variable life insurance Variable Accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund's management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:


..  Changes in state insurance laws

..  Changes in Federal income tax law


..  Changes in the investment management of the Fund


..  Differences in voting instructions between those given by the Contract
   Owners from the different Variable Accounts.


If we believe the response of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the Variable Accounts, which could have adverse consequences.



The Fund is registered with the SEC under the 1940 Act as a diversified, open-end management investment company (commonly called a "mutual fund"). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.



The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.


Investment Management


We act as investment adviser for the Portfolios of the Fund, and we are a registered investment adviser under the Investment Advisers Act of 1940. We and the Fund have engaged the following investment subadvisers:



..  Franklin Advisers, Inc. serves as subadviser for Thrivent Partner Small Cap
   Growth Portfolio.



..  T. Rowe Price Associates, Inc. serves as subadviser for Thrivent Partner
   Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio.



.. T. Rowe Price International, Inc., and Mercator Asset Management, LP serve as subadvisers for Thrivent Partner International Stock Portfolio.



..  Fidelity Management & Research Company serves as subadviser for Thrivent
   Partner All Cap Portfolio. FMR Co., Inc. serves as the Portfolio's sub-subadviser.



..  Pacific Investment Management Company LLC serves as subadviser for Thrivent
   Partner High Yield Bond Portfolio.




               .................................................................

INVESTMENT OPTIONS

               .................................................................



The Fund pays each of the above Subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.


Addition, Deletion, Combination, or Substitution of Investments


We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.



We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.


If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Variable Accounts of ours.

Fixed Account

You may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our general account assets. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly neither the Fixed Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.

Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

               .................................................................

THE CONTRACT

               .................................................................


Application and Purchase

The Contract is an individual single premium immediate variable annuity. We offer Contracts to members, people who are eligible for membership and employees of Thrivent Financial (including employees of our subsidiaries and affiliates).

We may issue the Contract as:

..  a nonqualified annuity;

..  a traditional individual retirement annuity (Traditional IRA);

..  a tax-sheltered annuity (TSA); or

.. as a funding vehicle for qualified retirement plans or in circumstances where the annuity may qualify for special treatment under the Code.

You may purchase a Contract by completing and submitting an application. The Annuitant must be younger than 100 years as of the Issue Date. Some states may have additional limitations.

You must give us or arrange to have sent to us a single premium payment of at least $5,000 along with your application. You can not make any additional premium payments unless we agree. Single premium payments over $1,000,000 require our prior written approval.

Certain provisions of the Contracts may vary from state to state in order to conform with the law of the state in which you reside. This Prospectus describes generally applicable provisions. You should refer to your Contract for any variations required by state law.

Crediting and Allocating Your Premium Payment

You may allocate your premium to any Subaccount of the Variable Account and/or the Fixed Account. Your allocation must be in whole percentages and total 100% of the premium. You may not allocate less than $50 to any Subaccount or the Fixed Account. We will allocate your premium according to your allocation instructions on your application. If you do not designate premium allocation percentages, we will treat your application as not in good order. You may allocate premiums to no more than 15 different Subaccounts.


If your application is in good order, we will allocate the premium to your chosen Subaccount(s) and/or Fixed Account (or in certain states, to the Thrivent Money Market Subaccount, as discussed below) within two days of receipt of the completed application and premium at our Service Center. If we determine the application is not in good order, we will attempt to complete the application within five business days. If the application is not complete at the end of this period, we will inform you of the reason for the delay and that the premium will be returned immediately unless you specifically consent to our keeping the premium until the application is complete. If, after 15 days, the application still is not complete, we will return your premium and application to you. On each day that the New York Stock Exchange is open for business, we determine the annuity unit value (AUV) of each Subaccount at the end of each business day at 4:00 p.m. Eastern Time. We will not purchase or redeem any annuity units on any days that Thrivent Financial is not open for business.


Free Look Period

Generally, you may return your Contract for cancellation within 10 days after you initially receive it. However some states require a longer free look period. Please review your Contract to determine your free look period.

In order to return your Contract, you must deliver or mail the Contract along with a Written Request to our Service Center. Upon cancellation, the Contract will be void as of the Issue Date and you will be entitled to receive an amount equal to the Contract's free look value as of the date you notify us or the date we receive your cancellation request in our Service Center, whichever is earlier. The Contract's free look value is the total of the free look value for each of the Subaccounts and Fixed Account that you selected. The free look value for each of the Subaccounts is the premium allocated to

               .................................................................

THE CONTRACT

               .................................................................

that Subaccount multiplied by the Subaccount investment factor for each Valuation Period minus any payments made attributable to that Subaccount, see Subaccount Investment Factor. The free look value for the Fixed Account is the amount of premium allocated to the Fixed Account minus any payments made from the Fixed Account. You will generally receive your money within seven days after we receive your request for cancellation. However, if your Contract is an IRA, and you decide to cancel it within seven days from the receipt of your IRA disclosure, we will refund your premium less any payments made.


Certain states require a full refund of premium paid if a Contract is returned during the free look period. In these situations we reserve the right to place the premium you allocated to the Subaccounts to the Thrivent Money Market Subaccount until the free look period expires plus an additional five-day period to allow for your receipt of the Contract by mail. After this period, we will allocate the value of the annuity units of the Thrivent Money Market Subaccount to the Subaccount(s) according to your original instructions. In all such states, we will refund the greater of the premium paid minus any payment paid or the Contract's free look value.


Owners, Payees and Annuitants

You, as owner, are typically the recipient of all distributions under the Contract. Unless the owner is an entity, the owner is also the Annuitant. As owner, you can name beneficiaries, and make transfers between Subaccounts and to the Fixed Account. You will receive all Annuity Payments during the Annuitant's lifetime, unless you designate another person or entity as the payee. Keep in mind that if you designate another person or entity as payee, you may still be responsible for any income tax payable on the payments.

In the event the Annuitant(s) dies during the guaranteed payment period, the death proceeds will be payable to the named beneficiary. We use the Annuitant's life to determine the amount and duration of any Annuity Payments.

Under certain circumstances other entities, such as trusts, may purchase Thrivent Financial products but are not eligible for membership.

Adult and Juvenile Contracts

We issue adult Contracts to applicants who are age 16 or older who become benefit members of Thrivent Financial. We issue juvenile Contracts when the proposed Annuitant is younger than age 16, but is otherwise eligible for benefit membership.

In the case of the adult Contract, the Annuitant must be 16 years of age or older. Typically, the applicant of the Contract is the owner and Annuitant of the Contract. While the Annuitant is alive, the owner of the Contract may exercise every right and enjoy every benefit provided in the Contract. The person who applies for the Contract becomes a benefit member of Thrivent Financial upon our approval of the membership application.

For the juvenile Contract, a juvenile is named as the Annuitant and owner of the Contract. However, because of age, the juvenile cannot exercise the rights of ownership. Therefore, an adult must apply on behalf of the juvenile and retain control over the Contract. The adult applicant controller exercises certain rights of ownership on behalf of the juvenile Annuitant. These rights are described in the Contract. The adult controller may transfer control to another eligible person, but cannot transfer ownership of the Contract.

Transfer of control to the juvenile Annuitant will take place at the first Contract Anniversary date following the earlier of:

..  the Annuitant's 21st birthday; or

.. the Annuitant's 16th birthday after the adult controller transfers control to the Annuitant in writing; or

..  the death of the adult controller after the Annuitant's 16th birthday.

               .................................................................

THE CONTRACT

               .................................................................


If the person who has control of the Contract dies before the Annuitant gains control, control will be vested in an eligible person according to our bylaws. If we determine that it is best for the Annuitant, we may transfer control of the Contract to some other eligible person according to our bylaws.

The juvenile Annuitant will become a benefit member of Thrivent Financial on the first Contract Anniversary date on or following the juvenile's 16/th/ birthday.

Beneficiaries

You may name one or more beneficiaries to receive the death proceeds payable under the Contract, if any. If no beneficiary has been named or the beneficiary does not survive the Annuitant, the death proceeds will be paid to you, if living, otherwise to your estate (in accordance with applicable state law). Thrivent Financial bylaws list persons eligible to be beneficiaries. You may designate beneficiaries as either first, second or third class. Unless otherwise specified, we will distribute death proceeds in the following order to beneficiaries:

..  equally to the beneficiaries in the first class. If none are living, then;

..  equally to the beneficiaries in the second class. If none are living, then;

..  equally to the beneficiaries in the third class.

If a beneficiary dies within 15 days after the death of the Annuitant, we will consider the beneficiary to have died before the Annuitant for purposes of paying the death proceeds.

You may change beneficiaries by sending a Written Request to our Service Center. We will give you a special form to make this request. We must approve any change in beneficiary. Any such change is effective on the date you designate on your Written Request, or the date we receive your Written Request in good order at our Service Center if no date appears on the request. A change in beneficiary is only effective if the request was mailed or delivered to us while the Annuitant is alive. We are not liable for any payments made or actions taken by us before we receive and approve changes in beneficiary designations.

If you elect not to have a guaranteed payment period or all Annuitants live beyond the guaranteed payment period, no death proceeds will be payable.

Assignments of Ownership

The Contract cannot be sold, assigned, discounted, or pledged as collateral for a loan or as surety for performance of an obligation or for any other purpose.

ANNUITY PAYMENTS

               .................................................................


Selecting an Annuity Payment Option

The annuity payment option specifies the type of annuity to be paid and determines how long the annuity will be paid, the frequency of payment, and the amount of the first Annuity Payment. You must select the Annuity Payment option when applying for the Contract. You may not change the type of Annuity Payment option once we issue the Contract.

If you choose a life income payment option, you must elect to characterize your Contract and its Annuity Payments as either revocable or irrevocable. (However, some states do not allow the characterization of a Contract as revocable.) For all other payment options, your Contract will be revocable. If you elect the irrevocable option, you cannot later change the Annuity Payments, or receive a withdrawal or surrender from the Contract. If you elect the irrevocable option, you cannot later change to the revocable option once we issue the Contract. If your Contract is revocable you can:

..  change the duration of the guaranteed payment period (to a shorter period);

               .................................................................

ANNUITY PAYMENTS

               .................................................................


..  receive withdrawals; and

..  surrender the Contract.

If your Contract is revocable and you have chosen a life income payment option, you can later characterize your Contract as irrevocable. However, once you characterize your Contract as irrevocable, you cannot later change it to a revocable Contract once the change is made.

If you do not have any other sources of funds for emergencies or other financial needs which may arise, an irrevocable Contract may be inappropriate for you. In addition, even though you can take withdrawals from or surrender a revocable Contract, a revocable Contract may be inappropriate for you if you intend on taking additional withdrawals from or surrendering the Contract, particularly in the short term. Withdrawals or surrenders from revocable Contracts result in the assessment of indirect withdrawal or surrender charges, and the calculation of new commuted values. See Contract Fees and Charges for more information regarding the calculation of commuted values and the assessment of indirect withdrawal or surrender charges.

You must also select the Subaccounts and/or the Fixed Account to which we will apply your premium. Except as discussed in Free Look Period, the annuity unit value for each Subaccount selected as of the Valuation Date when we receive your premium, will be used to calculate the number of annuity units which determine your first variable Annuity Payment. Your total Annuity Payment will be the Fixed Account Annuity Payment, if any, plus the Variable Account Annuity Payment.

If you do not specify an Annuity Payment option, we will treat your application as not being in good order. If you do not specify whether or not the Contract and its Annuity Payments will be irrevocable or revocable, we will issue the Contract as revocable.

You must also tell us at time of application which financial institution and account you would like your payments sent to. We will send your Annuity Payments via electronic funds transfer to the financial institution that you request. The owner of the Contract must be named on the account at the financial institution receiving the Annuity Payments. If you do not tell us which financial institution and account you would like your Annuity Payments sent to, we will treat your application as not being in good order.

Annuity Payment Options

Fixed Period Income
We make Annuity Payments at regular intervals for a fixed number of payments, not to exceed the greater of 30 years or the Annuitant's life expectancy. We call this payment period the "guaranteed payment period." At the end of the guaranteed payment period, all of the Annuity Payments will have been paid, the commuted value of the Contract will be zero, and the Contract will terminate.

Life Income with Guaranteed Payment Period
We make Annuity Payments at regular intervals for the lifetime of the Annuitant. If the Annuitant dies during the guaranteed payment period, we will continue payments to the beneficiary to the end of the guaranteed payment period. You may choose a guaranteed payment period of 0 to 30 years at the time we issue the Contract. The amount of the payments depends upon the sex and age of the Annuitant, at the time we issue the Contract. If you select a shorter guaranteed payment period, you will receive larger Annuity Payments. Both the commuted value and death proceeds, however, will be smaller if the guaranteed payment period is shorter. If you die after the end of the guaranteed payment period, no death proceeds will be payable. Also, no surrenders or withdrawals are permitted after the end of the guaranteed payment period. If you have poor health or have a shortened life expectancy, you may want to consider selecting a longer guaranteed payment period.

Joint and Survivor Life Income with Guaranteed Payment Period
We make Annuity Payments at regular intervals for the lifetime of both Annuitants. Unless an entity is the

               .................................................................

ANNUITY PAYMENTS

               .................................................................

owner, the Annuitants also own the Contract as joint owners. Upon the death of one of the Annuitants, we will continue payments for the lifetime of the surviving Annuitant. If both Annuitants die during the guaranteed payment period, we will continue payments to the beneficiary to the end of that period. You may choose a guaranteed payment period of 0 to 30 years at the time of issue. You may also choose to have the Annuity Payment reduced after the death of the first Annuitant. The Annuity Payment may be reduced by a factor of 1/2, 1/3, or 1/4. We will reduce the payments immediately after the later of the first death of one of the Annuitants and the end of the guaranteed payment period. A higher reduction amount will result in a higher payment while both Annuitants are alive. The amount of the payments depends upon the age and sex of the Annuitants at the time of issue.

Annuity Payment Dates

Annuity Payments may be made monthly, quarterly, semi-annually and annually. In addition, payments may be made annually but paid monthly. Under this payment option, the Annuity Payment will be distributed from the variable Subaccounts annually, but will be placed in the Fixed Account to earn interest. We will then make monthly payments from the Fixed Account for the remainder of the year.

You may select the Annuity Payment Date. This is the date you should generally expect to receive your Annuity Payment. If you do not select a payment date, the Annuity Payment Date will be the same day of the month as the Issue Date. In the event that you do not select a payment frequency, Annuity Payments will be made monthly. Once you select the Annuity Payment frequency or the Annuity Payment Date, neither may be changed.

After the first Annuity Payment, we compute subsequent payments three business days prior to the day you selected to receive Annuity Payments.

Fixed Account Annuity Payments

You may choose to deposit some or none of your premium in the Fixed Account portion of the Contract.

Premiums deposited in the Fixed Account will fund guaranteed periodic payments. We will determine the guaranteed Annuity Payment at the time we issue the Contract. We may pay more than the guaranteed Annuity Payment if the investment experience of the Fixed Account is more favorable than the guaranteed interest rate shown in the Contract. We may also pay more than the guaranteed payment if our mortality experience or administration expenses are favorable. We may change the amount of the Fixed Account Annuity Payment at any time, but will not pay an amount lower than the guaranteed payment.

Premiums placed in the Fixed Account may not be transferred to the Subaccounts.

Variable Annuity Payments

First Variable Annuity Payment
Variable Annuity Payments are periodic payments we make, the amount of which varies from one Annuity Payment Date to the next as a function of the net investment performance of the Subaccounts you selected. The dollar amount of the first variable Annuity Payment depends on the Annuity Payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of premium applied to purchase the variable Annuity Payments, and an assumed investment return that you select.

The dollar value of the first variable Annuity Payment is the sum of the first variable Annuity Payments attributable to each Subaccount. The dollar amount of the first total Annuity Payment is the sum of the first variable Annuity Payment and the Fixed Account Annuity Payment.

The first payment is made at the time of issue. The second payment is made on the next Annuity Payment

               .................................................................

ANNUITY PAYMENTS

               .................................................................

Date. However, if this results in the second payment being received in the same month as the Issue Date, the second payment will be made on the requested date of the next Annuity Payment thereafter.

Annuity Units
We initially determine the number of annuity units for each Subaccount on the Issue Date. We calculate the number of annuity units for each Subaccount by dividing the amount of the first variable Annuity Payment allocable to that Subaccount by the annuity unit value for that Subaccount on the Issue Date. The number of annuity units attributable to each Subaccount under a Contract remains fixed unless there is a transfer of annuity units between Subaccounts.

Subsequent Variable Annuity Payments
We determine the dollar amount of each subsequent variable Annuity Payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending on the Annuity Payment Date, or during which the Annuity Payment Date falls. We aggregate the subsequent variable Annuity Payments for each Subaccount to determine the variable Annuity Payment. When an Annuity Payment Date would fall on a day that is not a Valuation Date, we calculate the variable Annuity Payment as of the Valuation Date immediately preceding what would have been the Annuity Payment Date.

The annuity unit value of each Subaccount for any Valuation Period is equal to:

.. the annuity unit value for the preceding Valuation Period; multiplied by the Subaccount investment factor for the current Valuation Period; multiplied by

.. a daily discount factor which adjusts the annuity unit value to reflect the assumed investment return. This factor is compounded to reflect the number of days in the Valuation Period.

Subaccount Investment Factor
The Subaccount investment factor for any Valuation Period is equal to:

.. the net asset value of the corresponding Portfolio at the end of the Valuation Period;

.. plus the amount of any dividend, capital gain or other distribution paid by the Portfolio if the "ex-dividend" date occurs during the Valuation Period;

.. plus or minus any cumulative credit or charge for taxes reserved from the operation of the portfolio;

.. minus the dollar amount of the mortality and expense risk charge we deduct each day in the Valuation Period; and


.. divided by the net asset value of the corresponding Portfolio at the beginning of the Valuation Period.


Assumed Investment Return
The annuity unit value for each Subaccount will increase or decrease from one Annuity Payment Date to the next in direct proportion to the net investment return of that Subaccount less an adjustment for assumed investment return that you selected. The purpose of the adjustment is to ensure the annuity unit value only changes when the Subaccount investment factor represents a rate of return greater than or less than the assumed investment return you selected.

The Contract permits you to select one of three assumed investment returns: 3%, 4% or 5%. A higher assumed investment return will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (annualized, less deductions and expenses) exceeds the assumed investment return, and a more rapid drop in subsequent payments when actual investment performance (annualized, less any deductions and expenses) is less than the assumed investment return.

For example, if you select a 5% assumed investment return and if the net investment return of the Subaccount is equal to 5% annualized, the variable

               .................................................................

ANNUITY PAYMENTS

               .................................................................

Annuity Payment attributable to that Subaccount for that period will be the same as the previous variable Annuity Payment. To the extent that the Subaccount's net investment return exceeds an annualized rate of return of 5% for a payment period, the variable Annuity Payment for that period will be more than the previous variable Annuity Payment. To the extent that the Subaccount's return is less than an annualized rate of 5%, the variable Annuity Payment for that period will be less than the previous variable Annuity Payment.


TRANSFERS AMONG SUBACCOUNTS AND/OR THE FIXED ACCOUNT

               .................................................................

Except for certain restrictions mentioned below, you may transfer the annuity units of one or more Subaccounts to one or more other Subaccounts and/or the Fixed Account. We will process requests for transfer that we receive in good order at our Service Center before 4:00 p.m. Eastern Time as of the close of business on that Valuation Date. We will process requests we receive at our Service Center after that time as of the close of business on the following Valuation Date.

To accomplish a transfer from a Subaccount, we will redeem the annuity units in that Subaccount and reinvest that value in annuity units of the other Subaccounts and/or the Fixed Account you specified. We impose the following restrictions on transfers:

..  You may make up to twelve transfers in each Contract Year.

..  You may not transfer from the Fixed Account.



Telephone Transfer Requests

If we receive a signed Telephone Transaction Authorization (found on the Contract application and on the Variable Products Service Request Form), you may make withdrawals and transfers pursuant to your telephone instructions (telephone request). We employ reasonable security procedures to ensure the authenticity of telephone instructions, including, among other things, requiring identifying information, recording conversations, and providing written confirmations of transactions. Nevertheless, we will honor telephone instructions from anyone who provides the correct identifying information. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to observe reasonable procedures.

If several people want to make telephone requests at or about the same time, or if our recording equipment malfunctions, we may not be able to allow any telephone requests at that time. If this happens, you must submit a Written Request to our Service Center. If there is a malfunction with the telephone recording system or the quality of the recording itself is poor, we will not process the transaction.


The phone number for telephone transactions is (800) THRIVENT or (920) 734-5721 locally. We reserve the right to suspend or limit telephone transactions.


               .................................................................

SURRENDERS AND WITHDRAWALS

               .................................................................

You may be able to withdraw or surrender the Contract if you elect the revocable life income payment option at the time you purchase your Contract. However, you may not surrender or withdraw from the Contract if you elect the irrevocable life income payment option.

If you elected the revocable life income payment option, you may surrender the Contract at any time while an Annuitant is alive. If you elected a fixed period income, you may withdraw up to the commuted value of the Contract. If you elected a Single or Joint Life Income, you may withdraw up to the commuted value of the Contract less all previous withdrawals. Withdrawals decrease subsequent Annuity Payments. To completely surrender the Contract you must submit a signed Written Request on the approved Thrivent Financial form to our Service Center.

To make a withdrawal you may submit the Thrivent Financial approved form, or if you have authorized telephone transactions, you may phone in your request. Authorized telephone requests may not be made for more than $50,000.

The surrender or withdrawal will not be processed until we receive your surrender request in good order at our Service Center. You may obtain the approved Thrivent Financial form by contacting your Thrivent Financial representative or calling our Service Center at (800) THRIVENT. We do not accept telephone requests for full surrenders. We must receive a withdrawal or surrender request by 4:00 p.m. Eastern Time on a Valuation Date in order to process it on the same day. We will send your withdrawal or surrender amount by electronic funds transfer to the financial institution that you request.

Generally, we will pay you the requested withdrawal or surrender amount within seven days of our receipt of your request. In certain cases we may postpone payment of your withdrawal or surrender beyond the seven days. Please see Postponement of Payments for more information.


You may select the source of a withdrawal by specifically indicating the Subaccount or Fixed Account. However, we must agree to any selection. If you request a withdrawal and do not specify the source of the withdrawal (the specific Subaccount(s) or Fixed Account), we will take the withdrawal on a pro rata basis from each Subaccount and the Fixed Account. You may not withdraw less than $1000 at one time. If you make a telephone request for a withdrawal, we are required to withhold 10% for federal income taxes. If you take a withdrawal, we will issue you a supplemental Contract for the remaining Annuity Payments.



You must have a Medallion Signature Guarantee if you want to do any of the following:



..  Withdraw a value of more than $100,000;



..  Send proceeds to an address other than the one listed on your account; or



..  Make the check payable to someone other than the current owner(s).



A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You sign the Thrivent Financial Surrender form and have the signature (s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.


You should consult your tax adviser regarding the tax consequences of a withdrawal or surrender. A withdrawal or surrender may result in adverse tax consequences, including the imposition of a 10% federal income tax penalty. See Federal Tax Matters for more details.

               .................................................................

DEATH OF THE OWNER AND/OR ANNUITANT

               .................................................................

If you are a joint Annuitant and joint owner, and die during the guaranteed payment period, we will continue making payments to the surviving joint owner, if any. The surviving joint owner, if any, will become the sole Annuitant and owner. If you are a joint Annuitant and joint owner and die after the end of the guaranteed payment period, we will make payments to the surviving joint owner, if any, based upon the reduction factor you selected.

If you are the only Annuitant and owner and die during the guaranteed payment period, we will continue making payments to your beneficiary for the remainder of the guaranteed payment period, if any. Your beneficiary will have the option of receiving the commuted value as a single lump sum in lieu of continuing to receive payments.

If you are the only Annuitant and owner and die after the guaranteed payment period, no death proceeds would be payable.

If the owner is an entity, upon the Annuitant's death, we will continue making payments to the beneficiary for the remainder of the guaranteed payment period, if any. Generally, the owner will also be the beneficiary. The beneficiary will have the option of receiving the commuted value as a single lump sum in lieu of continuing to receive payments. If the Annuitant died after the guaranteed payment period, no death proceeds would be payable.

Upon your death, any remaining Annuity Payments will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

We will calculate the death proceeds payable as of the date of death when we receive notice of the death at our Service Center.

We will not recover from the payee or recipient any Annuity Payments made on or after the date of death but before we receive notice of the death at our Service Center.

Before we can process any death proceeds, we must receive at our Service Center:

..  proof that the Annuitant or owner died;

..  a completed claim form; and

..  any other information that we reasonably require to process the claim.

Upon receipt at our Service Center of instructions in proper form from the beneficiary or owner to resume Annuity Payments, we will make any Annuity Payments that had gone unpaid since we received notice of the death. We will then resume making Annuity Payments. If we receive instructions to pay the death proceeds in a lump sum, we will pay the commuted value as of the date of death, plus interest, minus any Annuity Payments made before we were notified of the death.

CONTRACT FEES AND CHARGES

               .................................................................

We may profit from one or more of the charges deducted under the Contract. We may use these profits for any corporate purpose, including financing the distribution of the Contracts.



Withdrawal or Surrender Charge


There is no sales charge deducted from your premium payment. There also is no direct withdrawal or surrender charge applicable to the Contract, but if you withdraw from or surrender the Contract, we will pay you the commuted value of the Contract. We calculate the commuted value you receive for the Fixed Account using an interest rate that is 0.5% higher than the rate used to determine the Annuity Payments. For variable Subaccounts, we currently use an interest rate that is 0.5% greater than the assumed investment return that


               .................................................................

CONTRACT FEES AND CHARGES

               .................................................................

you selected. Since we use a higher interest rate in calculating the commuted value, the Contract has an indirect withdrawal and surrender charge. Also, the amount that you will receive upon a withdrawal or surrender of the Contract will be less than you would have received had you chosen to continue receiving Annuity Payments. While there is no direct surrender charge, the computation of the commuted value assumes an indirect charge that varies with each situation. However, this indirect charge will never exceed 9%.



Transfer Charge

You may make twelve free transfers in each Contract Year. We will charge you $25 for each subsequent transfer.

Mortality and Expense Risk Charge

To compensate us for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from the net assets of each Subaccount in the Variable Account. We impose a mortality and expense risk charge at an annual rate of 1.25% of the average daily net assets of such Subaccount in the Variable Account for the mortality and expense risks it assumes under the Contracts.

In assuming the mortality risk, we incur the risks that our actuarial estimate of mortality rates may prove erroneous, and Annuitants will live longer than expected. If the mortality and expense risk charge and other charges under a Contract are insufficient to cover the actual mortality costs and administrative expenses incurred by us, we will bear the loss. Conversely, if the mortality and expense risk charge proves more than sufficient, we will keep the excess for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from this charge.

Miscellaneous

Each portfolio pays charges and expenses out of its assets. The prospectuses for the Funds describe the charges and expenses.

We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

Taxes

Currently, we do not assess a charge against the Variable Account for federal income taxes or state premium taxes. We may assess such a charge in the future if income or gains within the Variable Account result in any federal income tax liability to us or we become subject to state premium taxes. Charges for any other taxes attributable to the Variable Account may also be made. See Federal Tax Matters.

GENERAL INFORMATION ABOUT THE CONTRACTS

               .................................................................

The Entire Contract

The entire Contract between you and us consists of:

..  the Contract;

..  the application;

..  endorsements or amendments, if any; and


.. the Thrivent Financial Articles of Incorporation and Bylaws in force as of the Issue Date of your Contract.


We treat any statements you make in the application as representations and not warranties. We will not use a statement to void the Contract or to deny a claim unless it appears in the application. No representative of ours except the president or the secretary may change any part of the Contract on our behalf. We will not be able to contest the Contract after it has been in effect for two years from its Issue Date, provided that the Annuitant is still living.

               .................................................................

GENERAL INFORMATION ABOUT THE CONTRACTS

               .................................................................



Gender Neutral Benefits


The Contracts described in this Prospectus (except for Contracts issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by us will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Service Center.

Reports to Contract Owners

At least annually, we will mail you a report showing the Annuity Payments for your Contract as of a date not more than two months prior to the date of mailing and any further information required by any applicable law. We will mail reports to you at your last known address of record. We will also promptly mail a confirmation of each premium, withdrawal, surrender or transfer you make.

Date of Receipt

Unless we state otherwise, the date of receipt by us of any premium made, Written Request, telephone request or any other communication is the actual date it is received at our Service Center in proper form. If we receive them after the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time or on a date which is not a Valuation Date, we will consider the date of receipt to be the next Valuation Date.

Payment by Check

If you make a premium by check and your check is returned to us for insufficient funds, we do reserve the right to seek reimbursement for any payments we made to you.

Postponement of Payments

We may defer payment of any surrender, death benefit or Annuity Payment amounts that are in the Variable Account if:

   (1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC; or

   (2) An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.

Transfers and allocations among the Subaccounts and the Fixed Account may also be postponed under these circumstances.

Maintenance of Solvency

This provision applies only to values in the Fixed Account.

               .................................................................

GENERAL INFORMATION ABOUT THE CONTRACTS

               .................................................................


If our reserves for any class of Contracts become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member's fair share of the deficiency. If the payment is not made, it will be charged as a loan against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the loan. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.

Contract Inquiries


You may make inquiries regarding the Contract by writing or calling our Service Center.


FEDERAL TAX MATTERS

               .................................................................


We do not intend this discussion of tax matters as tax advice. The ultimate effect of federal income taxes on a Contract or the economic benefit to the owner, Annuitant or beneficiary depends upon the tax status of such person and, if the Contract is purchased under a qualified retirement plan, upon the tax and employment status of the individual concerned. This discussion is based on our understanding of federal income tax laws, as currently interpreted. We make no representation regarding whether the Internal Revenue Service (IRS) will continue its current interpretations of these laws. We do not make any guarantee regarding the tax status of any Contract. Please consult with a qualified tax adviser for your particular tax situation.

Tax Status of Thrivent Financial

We are currently exempt from federal income taxes under Section 501(c)(8) of the Code, and from most types of state and local taxes pursuant to the operation of local law. As a result, no reserve for income taxes is currently charged against or maintained by us with respect to the Contracts. We may make charges for such taxes if there is a material change in federal, state or local tax laws attributable to either us or the Variable Account.

Diversification Requirements

Under Section 817(h)(1) of the Code and related regulations, we are required to ensure that the assets underlying the Variable Account portion of the Contracts are adequately diversified. This means that the underlying portfolios must have enough distinctly different holdings to satisfy the requirements. If we would not meet the requirements, the Contract would not be treated as an annuity Contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected and you or we pay an amount to the Internal Revenue Service. If we would fail to diversify and not correct the problem, you would be deemed the owner of the underlying securities in the portfolio and would be taxed on the earnings of your account.

We believe that the assets underlying the Contracts meet these diversification standards. We will continually monitor the Fund and the regulations of the Treasury Department to ensure that the Contract will continue to qualify as a variable annuity Contract under the Code.

In certain circumstances, owners of variable Contracts have been considered for federal income tax purposes to be the owners of the assets of the Variable Account supporting their Contracts due to their ability to exercise control over those assets. Where this is the case, the Contract owners have been currently taxed on income and gains attributable to the Variable Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility to allocate premiums and Contract annuity values, have

               .................................................................

FEDERAL TAX MATTERS

               .................................................................

not been explicitly addressed in published rulings. While we believe that the Contract does not give you investment control over the Variable Account assets, we reserve the right to modify the Contract as necessary to prevent you from being treated as the owner of the Variable Account assets supporting the Contract.

Taxation of Annuities in General

Section 72 of the Code governs the federal income taxation of annuities in general. We do not discuss the impact of estate, gift or state tax considerations in the following discussions.

Distribution Requirements

The Code requires that nonqualified Contracts contain specific provisions for distribution of proceeds upon the death of any owner. In order to be treated as an annuity Contract for federal income tax purposes, the Code requires that such Contracts provide that if any owner dies on or after the annuity commencement date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. Under the Contract, the beneficiary is the designated beneficiary of an owner/Annuitant and the successor owner is the designated beneficiary of an owner who is not the Annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary Annuitant shall be treated as an owner and any death or change of such primary Annuitant shall be treated as the death of an owner. The nonqualified Contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contract satisfy all such Code requirements. The provisions contained in the Contract will be reviewed and modified if necessary to ensure that they comply with the Code requirements when clarified by regulation or otherwise.

Contracts Held by Natural Persons

You are not taxed on increases in the value of your Contract until a distribution occurs, either in the form of a withdrawal, surrender, or as Annuity Payments.

Distributions

For variable Annuity Payments, the taxable portion is determined by dividing the proportionate cost basis by the anticipated total number of payments payable under the Contract, multiplying that amount by the number of payments payable that year, and subtracting the result from each year's total payments. The nontaxable portion of each year's payments equals the cost basis divided by the anticipated number of payments. For fixed Annuity Payments, the taxable portion is determined by applying a formula that establishes the ratio that the cost basis of the Contract bears to the total value of Annuity Payments for the term of the annuity. The nontaxable portion of each payment equals the amount of the payment times that ratio. The balance of each year's payments is taxable. Your entire payment will be taxable after you have recovered your entire cost basis. If your Annuity Payments cease before you have recovered all of your cost basis, you or your beneficiary may take a deduction for the remaining unrecovered cost basis. For non-qualified annuities, your cost basis is generally equal to your premium payments.

Payments from a withdrawal or surrender of a Contract are not considered Annuity Payments. Therefore, based on a recent private letter ruling issued by the Internal Revenue Service, withdrawals and surrenders should generally be taxed as ordinary income to the extent that the commuted value exceeds your cost basis in the Contract.

The taxable portion of any Annuity Payment, withdrawal or surrender is taxed at ordinary income tax rates.

Distributions from Qualified Plans

In the case of a withdrawal from a Contract issued in connection with a Qualified Plan, a ratable portion of

               .................................................................

FEDERAL TAX MATTERS

               .................................................................

the amount the participant receives is taxable, generally based on the ratio of the "investment in the Contract" to the participant's total accrued benefit under the retirement plan. The "investment in the Contract" generally equals the amount of any non-deductible purchase payments that the participant pays or that are paid on the participant's behalf.

For certain Qualified Plans involving pre-tax contributions, there may be no cost basis in the Contract. In such event, the total payments received may be taxable. You, the Annuitant (the participant) and any beneficiaries for your Contract should seek qualified tax and financial advice about the tax consequences of distributions under the Qualified Plans in connection with which such Contracts are purchased.

Tax on Premature Distributions

Generally, withdrawals, and surrenders of a Contract before you attain age
59 1/2 will result in an additional federal income tax penalty of 10% of the amount distributed that is included in your gross income. The penalty tax generally will not apply to nonqualified Annuity Payments unless you purchased the Contract with the proceeds exchanged from another annuity or life insurance Contract.

The 10% federal income tax penalty also applies to Contracts that are issued in connection with Qualified Plans. This penalty will not apply if distributions are made over the life or life expectancies of the IRA owner or plan participant (or the joint life or life expectancies of the IRA owner/plan participant and the designated beneficiary), or if you are over age 59 1/2. Additional exemptions may apply.

Federal Income Tax Withholding

The taxable portion of Annuity Payments, withdrawals or surrenders is subject to federal income tax withholding. Except for Contracts issued in connection with certain Qualified Plans, you can elect not to have federal income tax withheld, but only by Written Request.

Death Proceeds

Generally, distributions received from your Contract by your beneficiary because of your death are taxable in the year in which your beneficiary receives the distribution. Your beneficiary will be taxed on the distributions in the same manner that you would have been taxed. The 10% premature distribution penalty does not apply to these distributions.

Multiple Contracts

All nonqualified deferred annuity Contracts we issue to you during any calendar year shall be treated as one Contract for determining the amount includible in gross income. Therefore, distributions from one Contract will be taxable to the extent there is a gain in any Contract issued in the same year. The total impact of this rule to immediate annuities is not clear.

Change in Payee

The designation of a payee other than yourself may result in certain tax consequences to you that are not discussed herein. If you are considering any such change, you should consult a tax adviser as to the tax consequences.

Tax-Free Exchanges (1035 Exchanges)

Section 1035 of the Code permits the exchange of certain life insurance, endowment and annuity Contracts for an annuity Contract without a taxable event occurring. If you already own an annuity or life insurance Contract issued by another insurer, you are generally able to exchange that Contract for a Contract issued by us tax-free. There are certain restrictions that apply to such exchanges, including that the Contract surrendered must truly be exchanged for the Contract and not merely surrendered in exchange for cash. Further, the owner of the new Contract must be the same as the owner of the exchanged Contract. Careful consideration must be given to compliance with Code provisions and regulations and rulings relating to exchange requirements. If you are contemplating an exchange, please be sure that you understand any

               .................................................................

FEDERAL TAX MATTERS

               .................................................................

surrender charges or loss of benefits that might arise in the exchange of the existing Contract. If you are considering such an exchange, you should consult with your tax adviser to ensure that the requirements of Section 1035 are met.

Transfers among Subaccounts

Transfers among Subaccounts and between Subaccounts and the Fixed Account are tax-free.

Qualified Plans


You may use the Contract as a means to make distributions in conjunction with several types of Qualified Plans, although the uses may be limited because of the requirement to elect immediate payments. The tax rules that apply to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan. We caution Qualified Plan participants, plan administrators and beneficiaries that the rights of any person to any benefits under such Qualified Plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract issued in connection with the plan.



A participant in a Contract purchased as a tax-sheltered annuity ("TSA") contract and certain other Qualified Plans under Section 403(b) and 401 of the Code will be subject to certain restrictions regarding a full or partial surrender of the Contract. Distributions from these plans may be paid only when the employee reaches age 59 1/2, separates from service, dies or becomes disabled, or in the case of financial hardship. As a result, you should not purchase the Contract as a TSA unless one of the above-described conditions has been satisfied.




Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

Other Tax Considerations

Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a Contract or the exercise of elections under a Contract. The above comments concerning federal income tax consequences are not exhaustive and special rules are provided with respect to situations not discussed in this Prospectus. The above discussion is based upon our understanding of current federal income tax law. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. We have not taken into account estate and gift, state income or other state tax considerations which may be involved in the purchase of a Contract or the exercise of elections under the Contract. For complete information on such federal and state tax considerations, you should consult a qualified tax adviser.


VOTING RIGHTS

               .................................................................


To the extent required by law, we will vote the Fund's shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund's shares in our own right, we may elect to do so.


The number of votes which a Contract Owner or person entitled to receive Annuity Payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by

               .................................................................

VOTING RIGHTS

               .................................................................


dividing a Contract's value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive Annuity Payments has the right to instruct will be determined by dividing the Contract's reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive Annuity Payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.


Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account's votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

SALES AND OTHER AGREEMENTS

               .................................................................


Thrivent Investment Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of ours, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with us. The Contracts are sold through our representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Mgt. The Contracts are offered in all states where we are authorized to sell variable annuities.


Commissions and other distribution compensation to be paid to our representatives with respect to the Contracts will be paid by us and will not result in any charge to Contract Owners or to the Variable Account in addition to the charges described in this Prospectus. Our representatives are paid a commission of not more than 4% of the premiums paid on the Contracts. Further, our representatives may be eligible to receive certain benefits based on the amount of earned commissions.

LEGAL PROCEEDINGS

               .................................................................


There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. We have been named in civil litigation proceedings relating to life insurance pricing and sales practices, which appear to be substantially similar to claims asserted in class actions brought against many other life insurers. We believe we have substantial defenses to these actions. In the opinion of its management, the outcome of this proceeding is not likely to have a material adverse effect upon the Variable Account or upon our ability to meet our obligations under the Contracts.


               .................................................................

FINANCIAL STATEMENTS

               .................................................................


The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.


               .................................................................

STATEMENT OF ADDITIONAL INFORMATION

               .................................................................




Below is a copy of the Table of Contents included in the Statement of Additional Information. To obtain a copy of this document, complete and mail the form below.


Introduction
Distribution of the Contracts
Standard and Poor's Disclaimer
Independent Auditors and Financial Statements
Financial Statements of the Variable Account
Financial Statements of Thrivent Financial


How To Obtain the INDIVIDUAL SINGLE PREMIUM IMMEDIATE VARIABLE ANNUITY CONTRACT Statement of Additional Information Send this request form to:

              Thrivent Financial for Lutherans
              4321 North Ballard Road
              Appleton, WI 54919-0001

   -----------------------------------------------------------------------------

          Please send me a copy of the most recent INDIVIDUAL SINGLE IMMEDIATE PREMIUM VARIABLE ANNUITY CONTRACT SAI FOR THRIVENT VARIABLE ANNUITY ACCOUNT II.



-------------- ----------
(Name)           (Date)

-------------------------
    (Street Address)

------ ------- ----------
(City) (State) (Zip Code)

               .................................................................

                     [THIS PAGE INTENTIONALLY LEFT BLANK]



               .................................................................

APPENDIX A--DEFINITIONS

               .................................................................

Annuitant: The person on whose life or life expectancy the Contract is based.

Annuity Payment: One of a series of periodic distributions.

Annuity Payment Date: The date of the month on which you elect to receive Annuity Payments.

Annuity Payment Period: The period during which Annuity Payments are made.

Contract: The Contract between you and us providing the single premium immediate variable annuity.

Contract Anniversary: The same date in each year as the Issue Date.

Contract Year: A period beginning on a Contract Anniversary and ending on the day immediately preceding the next Contract Anniversary.

Code: The Internal Revenue Code of 1986, as amended.

Fixed Account: Part of the general account of Thrivent Financial, which includes all of Thrivent Financials assets other than those in any Variable Account of Thrivent Financial.


Funds: Thrivent Series Fund, Inc.


Issue Date: The effective date of the Contract, generally the date on which we apply your premium.

Qualified Plan: A retirement plan that receives favorable tax treatment under
Section 401, 403(b), 408 or 408A of the Code.

Service Center: The Annuity Customer Interaction Center located at 4321 North Ballard Road, Appleton, Wisconsin, 54919-001. The toll-free telephone number is
(800) THRIVENT, locally (920) 734-5721.

Subaccount: A division of the Variable Account that invests exclusively in shares of a single portfolio of the fund.

Valuation Date: Any date we are open for business and the New York Stock Exchange is open for regular trading.

Valuation Period: The period of time from the end of one Valuation Date to the end of the next Valuation Date.


Variable Account: Thrivent Variable Annuity Account II, which is separate from Thrivent Financial's general account.


Written Request: A written request or notice signed by the owner, received in good order by Thrivent Financial at its Service Center and satisfactory in form and content to Thrivent Financial.

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................



The table below shows the historical performance of annuity unit values and numbers of annuity units for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. You should read this information along with the Variable Account, Thrivent Financial's financial statements and notes which are included in the SAI.





Thrivent Technology Subaccount/2/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- ------
Annuity Unit Value:
Beginning of period.................................   $4.68   $8.16  $10.00   N/A    N/A
End of period.......................................   $7.02   $4.68  $ 8.16   N/A    N/A
Number of Annuity Units Outstanding at end of period  33,347  26,771  16,532   N/A    N/A
Thrivent Partner Small Cap Growth Subaccount/3/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- ------
Annuity Unit Value:
Beginning of period.................................  $ 7.24  $10.00   N/A     N/A    N/A
End of period.......................................  $10.29  $ 7.24   N/A     N/A    N/A
Number of Annuity Units Outstanding at end of period   9,070   1,360   N/A     N/A    N/A
Thrivent Partner Small Cap Value Subaccount/5/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- ------
Annuity Unit Value:
Beginning of period.................................  $10.00   N/A     N/A     N/A    N/A
End of period.......................................  $14.04   N/A     N/A     N/A    N/A
Number of Annuity Units Outstanding at end of period   9,892   N/A     N/A     N/A    N/A
Thrivent Small Cap Stock Subaccount/2/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- ------
Annuity Unit Value:
Beginning of period.................................  $ 8.51  $10.83  $10.00   N/A    N/A
End of period.......................................  $11.78  $ 8.51  $10.83   N/A    N/A
Number of Annuity Units Outstanding at end of period 105,243  86,592  61,341   N/A    N/A
Thrivent Small Cap Index Subaccount/1/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- ------
Annuity Unit Value:
Beginning of period.................................  $16.82  $20.01  $19.04  $17.34 $16.10
End of period.......................................  $22.95  $16.82  $20.01  $19.04 $17.34
Number of Annuity Units Outstanding at end of period 184,093 197,257 223,586 201,859 36,036
Thrivent Mid Cap Growth Subaccount/3/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- ------
Annuity Unit Value:
Beginning of period.................................  $ 7.72  $10.00   N/A     N/A    N/A
End of period.......................................  $10.36  $ 7.72   N/A     N/A    N/A
Number of Annuity Units Outstanding at end of period  39,786   4,709   N/A     N/A    N/A
Thrivent Mid Cap Growth II Subaccount/3/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- ------
Annuity Unit Value:
Beginning of period.................................   $6.82  $10.00   N/A     N/A    N/A
End of period.......................................   $9.26  $ 6.82   N/A     N/A    N/A
Number of Annuity Units Outstanding at end of period  11,590     665   N/A     N/A    N/A


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................




Thrivent Mid Cap Stock Subaccount/2/
                                                      2003    2002   2001  2000 1999
                                                     ------- ------ ------ ---- ----
Annuity Unit Value:
Beginning of period.................................   $7.46  $8.93 $10.00 N/A  N/A
End of period.......................................   $9.74  $7.46 $ 8.93 N/A  N/A
Number of Annuity Units Outstanding at end of period  84,106 83,036 64,568 N/A  N/A
Thrivent Mid Cap Index Subaccount/2/
                                                      2003    2002   2001  2000 1999
                                                     ------- ------ ------ ---- ----
Annuity Unit Value:
Beginning of period.................................  $ 8.53 $10.11 $10.00 N/A  N/A
End of period.......................................  $11.35 $ 8.53 $10.11 N/A  N/A
Number of Annuity Units Outstanding at end of period  72,368 37,557 16,752 N/A  N/A
Thrivent Partner International Stock Subaccount/4/
                                                      2003    2002   2001  2000 1999
                                                     ------- ------ ------ ---- ----
Annuity Unit Value:
Beginning of period.................................  $10.00  N/A    N/A   N/A  N/A
End of period.......................................  $13.06  N/A    N/A   N/A  N/A
Number of Annuity Units Outstanding at end of period 169,462  N/A    N/A   N/A  N/A
Thrivent Partner All Cap Subaccount/3/
                                                      2003    2002   2001  2000 1999
                                                     ------- ------ ------ ---- ----
Annuity Unit Value:
Beginning of period.................................   $6.54 $10.00  N/A   N/A  N/A
End of period.......................................   $7.97 $ 6.54  N/A   N/A  N/A
Number of Annuity Units Outstanding at end of period  18,175    180  N/A   N/A  N/A
Thrivent Large Cap Growth Subaccount/3/
                                                      2003    2002   2001  2000 1999
                                                     ------- ------ ------ ---- ----
Annuity Unit Value:
Beginning of period.................................  $ 7.86 $10.00  N/A   N/A  N/A
End of period.......................................  $10.13 $ 7.86  N/A   N/A  N/A
Number of Annuity Units Outstanding at end of period  91,328    263  N/A   N/A  N/A
Thrivent Large Cap Growth II Subaccount/3/
                                                      2003    2002   2001  2000 1999
                                                     ------- ------ ------ ---- ----
Annuity Unit Value:
Beginning of period.................................   $7.94 $10.00  N/A   N/A  N/A
End of period.......................................   $9.62 $ 7.94  N/A   N/A  N/A
Number of Annuity Units Outstanding at end of period   3,022     95  N/A   N/A  N/A
Thrivent Partner Growth Stock Subaccount/3/
                                                      2003    2002   2001  2000 1999
                                                     ------- ------ ------ ---- ----
Annuity Unit Value:
Beginning of period.................................  $ 8.22 $10.00  N/A   N/A  N/A
End of period.......................................  $10.64 $ 8.22  N/A   N/A  N/A
Number of Annuity Units Outstanding at end of period   8,041    424  N/A   N/A  N/A
Thrivent Large Cap Value Subaccount/4/
                                                      2003    2002   2001  2000 1999
                                                     ------- ------ ------ ---- ----
Annuity Unit Value:
Beginning of period.................................  $10.00  N/A    N/A   N/A  N/A
End of period.......................................  $12.50  N/A    N/A   N/A  N/A
Number of Annuity Units Outstanding at end of period  77,888  N/A    N/A   N/A  N/A


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent Large Cap Stock Subaccount/2/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- -------
Annuity Unit Value:
Beginning of period.................................   $6.95   $9.04  $10.00   N/A     N/A
End of period.......................................   $8.30   $6.95  $ 9.04   N/A     N/A
Number of Annuity Units Outstanding at end of period 611,084 480,009 370,167   N/A     N/A
Thrivent Large Cap Index Subaccount/1/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- -------
Annuity Unit Value:
Beginning of period.................................  $16.46  $21.43  $24.70  $27.54  $24.93
End of period.......................................  $20.85  $16.46  $21.43  $24.70  $27.54
Number of Annuity Units Outstanding at end of period 458,589 492,389 581,825 593,635 149,769
Thrivent Real Estate Securities Subaccount/5/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- -------
Annuity Unit Value:
Beginning of period.................................  $10.00   N/A     N/A     N/A     N/A
End of period.......................................  $12.89   N/A     N/A     N/A     N/A
Number of Annuity Units Outstanding at end of period  30,891   N/A     N/A     N/A     N/A
Thrivent Balanced Subaccount/1/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- -------
Annuity Unit Value:
Beginning of period.................................  $16.14  $18.01  $18.89  $19.26  $18.16
End of period.......................................  $18.68  $16.14  $18.01  $18.89  $19.26
Number of Annuity Units Outstanding at end of period 522,693 559,242 613,289 591,239 164,845
Thrivent High Yield Subaccount/3/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- -------
Annuity Unit Value:
Beginning of period.................................  $ 8.90  $10.00   N/A     N/A     N/A
End of period.......................................  $11.25  $ 8.90   N/A     N/A     N/A
Number of Annuity Units Outstanding at end of period  53,257   1,246   N/A     N/A     N/A
Thrivent Partner High Yield Subaccount/1/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- -------
Annuity Unit Value:
Beginning of period.................................  $ 8.73   $8.81   $8.79   $9.04   $9.46
End of period.......................................  $10.81   $8.73   $8.81   $8.79   $9.04
Number of Annuity Units Outstanding at end of period 172,988 119,459 128,437 105,749  22,046
Thrivent Income Subaccount/3/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- -------
Annuity Unit Value:
Beginning of period.................................  $10.33  $10.00   N/A     N/A     N/A
End of period.......................................  $11.07  $10.33   N/A     N/A     N/A
Number of Annuity Units Outstanding at end of period  71,119   3,540   N/A     N/A     N/A
Thrivent Bond Index Subaccount/1/
                                                      2003    2002    2001    2000    1999
                                                     ------- ------- ------- ------- -------
Annuity Unit Value:
Beginning of period.................................  $15.45  $14.26  $13.31  $12.10  $12.06
End of period.......................................  $15.81  $15.45  $14.26  $13.31  $12.10
Number of Annuity Units Outstanding at end of period 190,196 195,429 179,192  78,140  12,956


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent Limited Maturity Bond Subaccount/3/
                                                       2003     2002  2001 2000 1999
                                                     --------- ------ ---- ---- ----
Annuity Unit Value:
Beginning of period.................................    $10.33 $10.00 N/A  N/A  N/A
End of period.......................................    $10.66 $10.33 N/A  N/A  N/A
Number of Annuity Units Outstanding at end of period    53,977  1,092 N/A  N/A  N/A
Thrivent Mortgage Securities Subaccount/5/
                                                       2003     2002  2001 2000 1999
                                                     --------- ------ ---- ---- ----
Annuity Unit Value:
Beginning of period.................................    $10.00  N/A   N/A  N/A  N/A
End of period.......................................    $10.10  N/A   N/A  N/A  N/A
Number of Annuity Units Outstanding at end of period    26,139  N/A   N/A  N/A  N/A
Thrivent Money Market Subaccount/4/
                                                       2003     2002  2001 2000 1999
                                                     --------- ------ ---- ---- ----
Annuity Unit Value:
Beginning of period.................................     $1.00  N/A   N/A  N/A  N/A
End of period.......................................     $1.00  N/A   N/A  N/A  N/A
Number of Annuity Units Outstanding at end of period 1,064,616  N/A   N/A  N/A  N/A



/1/ The Subaccounts commenced operations on August 2, 1999.


/2/ The Subaccounts commenced operations on March 2, 2001.


/3/ The Subaccounts commenced operations on April 30, 2002.


/4/ The Subaccounts commenced operations on April 25, 2003.


/5/ The Subaccounts commenced operations on April 30, 2003.


               .................................................................

                      THRIVENT VARIABLE ANNUITY ACCOUNT II

                             STATEMENT OF ADDITIONAL
                                   INFORMATION
                                      Dated
                                   May 1, 2004


                            SINGLE PREMIUM IMMEDIATE
                            VARIABLE ANNUITY CONTRACT

                                   Offered By:

                        Thrivent Financial for Lutherans

         Service Center:                    Corporate Office:
         4321 North Ballard Road            625 Fourth Avenue South
         Appleton, WI 54919-0001            Minneapolis, MN 55415-1665
         Telephone:  800-THRIVENT           Telephone:  800-THRIVENT
         E-mail: mail@thrivent.com          E-mail:  mail@thrivent.com

     This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectus dated May 1, 2004, for Thrivent Variable Annuity Account II (the "Variable Account") describing the individual single premium immediate variable annuity contract ("the Contract") that Thrivent Financial for Lutherans ("Thrivent Financial") offers to persons eligible for membership in Thrivent Financial. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, WI 54919, by calling 800-THRIVENT (847-4836), or by accessing the Securities and Exchange Commission's Web site at www.sec.gov.


Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                       -----------------------------------


                                TABLE OF CONTENTS

Introduction

Distribution of the Contracts

Standard and Poor's Disclaimer

Independent Auditors and Financial Statements

Financial Statements of Thrivent Financial

                       -----------------------------------

                                  INTRODUCTION

The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. Thrivent Financial began operating by its current name on or about May 21, 2002. Prior to that date, Thrivent Financial did business as Aid Association for Lutherans/Lutheran Brotherhood or AAL/LB as a result of Lutheran Brotherhood ("LB") merging with and into Aid Association for Lutherans ("AAL") January 1, 2002. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of Thrivent Financial and/or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. ( a "Fund"), which is an open-end management investment company (commonly known as a "mutual fund"). The prospectus for the Fund that accompanies the Prospectus describes the investment objectives and attendant risks of the Portfolios of the Fund.





Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The dollar amount of each annuity payment may vary according to the investment experience of the Portfolios whose shares are held in the Subaccounts designated and/or the interest rate credited under the Fixed Account.



                          DISTRIBUTION OF THE CONTRACTS

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Mgt. The Contracts are offered in all states where Thrivent Financial is authorized to sell variable annuities.

The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus.

No charge for sales expense is deducted from your premium payment. There is no direct withdrawal or surrender charge applicable to the Contract, but if you withdraw from or surrender the Contract, we will pay you the commuted value of the Contract.







                         STANDARD AND POOR'S DISCLAIMER

The certificates are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the certificates or any member of the public regarding the advisability of investing in securities generally or in the certificates particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P's only relationship to is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the certificates. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the certificate or the timing of the issuance or sale of the certificates or in the determination or calculation of the equation by which the certificate is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the certificates.


                                    SAI - 2

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by AAL/LB, owners of the certificates, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

The consolidated financial statements of Thrivent Financial at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.





The financial statement of Thrivent Variable Annuity Account II at December 31, 2003 and for the periods indicated therein, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.





The financial statements of Thrivent Financial included in this SAI and Registration Statement should be considered as bearing only upon the ability of Thrivent Financial to meet its obligations under the Contracts. The value of the interests of owners and beneficiaries under the Contracts are affected primarily by the investment results of the Subaccounts of the Variable Account.


                                     SAI - 3

                         Report of Independent Auditors

The Board of Directors and Contractholders
Thrivent Financial for Lutherans

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of Thrivent Variable Annuity Account II (the Account) (comprising, respectively, the Technology Stock, Small Cap Growth, Opportunity Growth, Small Cap Stock, Small Cap Index, Small Cap Value, Mid Cap Select Growth, Mid Cap Growth, Mid Cap Stock, Mid Cap Index, World Growth, International, All Cap, Growth, Investors Growth, Growth Stock, Capital Growth, Large Company Index, Value, Real Estate Securities, Balanced, High Yield, High Yield Bond, Income, Bond Index, Limited Maturity Bond, Mortgage Securities, and Money Market Subaccounts) as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods indicated herein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the affiliated transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Thrivent Variable Annuity Account II at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Minneapolis, Minnesota
March 19, 2004

                      Thrivent Variable Annuity Account II
                       Statements of Assets and Liablities

                                   -------------------------------------------------------------
                                    Technology       Small Cap      Opportunity      Small Cap
                                      Stock           Growth          Growth           Stock
As of December 31, 2003             Subaccount      Subaccount      Subaccount       Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $     234,254   $      93,328   $     171,826   $   1,239,351
                                   -------------------------------------------------------------
   Total Assets                          234,254          93,328         171,826       1,239,351
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $     234,254   $      93,328   $     171,826   $   1,239,351
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in payout
(annuitization) period             $     234,254   $      93,328   $     171,826   $   1,239,351
                                   -------------------------------------------------------------
   Net Assets                      $     234,254   $      93,328   $     171,826   $   1,239,351
                                   =============================================================
Accumulation units outstanding            33,347           9,070          16,847         105,243
Unit Value (accumulation)          $        7.02   $       10.29   $       10.20   $       11.78
Series funds, at cost              $     245,778   $      77,472   $     138,416   $   1,053,774
Series funds shares owned                 33,736           8,428          17,371         100,395

                                   -------------------------------------------------------------
                                     Small Cap       Small Cap        Mid Cap         Mid Cap
                                       Index            Value      Select Growth      Growth
As of December 31, 2003              Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $   4,225,880   $     138,850   $     107,276   $     412,140
                                   -------------------------------------------------------------
   Total Assets                        4,225,880         138,850         107,276         412,140
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $   4,225,880   $     138,850   $     107,276   $     412,140
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in payout
(annuitization) period             $   4,225,880   $     138,850   $     107,276   $     412,140
                                   -------------------------------------------------------------
   Net Assets                      $   4,225,880   $     138,850   $     107,276   $     412,140
                                   =============================================================
Accumulation units outstanding           184,093           9,892          11,590          39,786
Unit Value (accumulation)          $       22.95   $       14.04   $        9.26   $       10.36
Series funds, at cost              $   3,665,927   $     123,038   $      94,472   $     361,571
Series funds shares owned                266,881          10,115          13,106          31,502

                                   -------------------------------------------------------------
                                      Mid Cap         Mid Cap         World
                                       Stock           Index          Growth       International
As of December 31, 2003              Subaccount      Subaccount     Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $     818,955   $     821,239   $     169,462   $   1,588,545
                                   -------------------------------------------------------------
   Total Assets                          818,955         821,239         169,462       1,588,545
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $     818,955   $     821,239   $     169,462   $   1,588,545
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in payout
(annuitization) period             $     818,955   $     821,239   $     169,462   $   1,588,545
                                   -------------------------------------------------------------
   Net Assets                      $     818,955   $     821,239   $     169,462   $   1,588,545
                                   =============================================================
Accumulation units outstanding            84,106          72,368          12,973         170,163
Unit Value (accumulation)          $        9.74   $       11.35   $       13.06   $        9.34
Series funds, at cost              $     745,780   $     714,988   $     147,512   $   2,099,830
Series funds shares owned                 81,608          71,242          15,952         174,255

    The accompanying notes are an integral part of these financial statements

                      Thrivent Variable Annuity Account II
                 Statements of Assets and Liablities--continued

                                   -------------------------------------------------------------
                                                                     Investors         Growth
                                      All Cap         Growth          Growth           Stock
As of December 31, 2003             Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $     144,890   $     925,471   $      29,082   $      85,513
                                   -------------------------------------------------------------
   Total Assets                          144,890         925,471          29,082          85,513
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $     144,890   $     925,471   $      29,082   $      85,513
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in payout
(annuitization) period             $     144,890   $     925,471   $      29,082   $      85,513
                                   -------------------------------------------------------------
   Net Assets                      $     144,890   $     925,471   $      29,082   $      85,513
                                   =============================================================
Accumulation units outstanding            18,175          91,328           3,022           8,041
Unit Value (accumulation)          $        7.97   $       10.13   $        9.62   $       10.64
Series funds, at cost              $     123,958   $     812,407   $      25,923   $      76,197
Series funds shares owned                 18,505          67,180           3,202           8,390

                                   -------------------------------------------------------------
                                      Capital      Large Company                    Real Estate
                                      Growth           Index           Value        Securities
As of December 31, 2003             Subaccount       Subaccount      Subaccount     Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $   5,070,386   $   9,558,755   $     973,585   $     398,304
                                   -------------------------------------------------------------
   Total Assets                        5,070,386       9,558,755         973,585         398,304
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $   5,070,386   $   9,558,755   $     973,585   $     398,304
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in payout
(annuitization) period             $   5,070,386   $   9,558,755   $     973,585   $     398,304
                                   -------------------------------------------------------------
   Net Assets                      $   5,070,386   $   9,558,755   $     973,585   $     398,304
                                   =============================================================
Accumulation units outstanding           611,084         458,589          77,888          30,891
Unit Value (accumulation)          $        8.30   $       20.85   $       12.50   $       12.89
Series funds, at cost              $   5,225,360   $  11,832,793   $     815,329   $     365,931
Series funds shares owned                592,639         483,107          99,783          31,460

                                   -------------------------------------------------------------
                                                                    High Yield
                                     Balanced       High Yield         Bond           Income
As of December 31, 2003             Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $   9,762,334   $     599,005   $   1,870,633   $     787,553
                                   -------------------------------------------------------------
   Total Assets                        9,762,334         599,005       1,870,633         787,553
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $   9,762,334   $     599,005   $   1,870,633   $     787,553
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in payout
(annuitization) period             $   9,762,334   $     599,005   $   1,870,633   $     787,553
                                   -------------------------------------------------------------
   Net Assets                      $   9,762,334   $     599,005   $   1,870,633   $     787,553
                                   =============================================================
Accumulation units outstanding           522,693          53,257         172,988          71,119
Unit Value (accumulation)          $       18.68   $       11.25   $       10.81   $       11.07
Series funds, at cost              $  10,483,642   $     564,547   $   1,861,943   $     778,308
Series funds shares owned                675,374         116,515         277,534          77,212

    The accompanying notes are an integral part of these financial statements

                      Thrivent Variable Annuity Account II
                 Statements of Assets and Liablities--continued

                                   -------------------------------------------------------------
                                                     Limited
                                       Bond          Maturity        Mortgage          Money
                                       Index           Bond         Securities        Market
As of December 31, 2003             Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $   3,006,149   $     575,353   $     263,996   $   1,061,116
                                   -------------------------------------------------------------
   Total Assets                        3,006,149         575,353         263,996       1,061,116
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $   3,006,149   $     575,353   $     263,996   $   1,061,116
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in payout
(annuitization) period             $   3,006,149   $     575,353   $     263,996   $   1,061,116
                                   -------------------------------------------------------------
   Net Assets                      $   3,006,149   $     575,353   $     263,996   $   1,061,116
                                   =============================================================
Accumulation units outstanding           190,196          53,977          26,139       1,064,616
Unit Value (accumulation)          $       15.81   $       10.66   $       10.10   $        1.00
Series funds, at cost              $   2,923,073   $     577,831   $     261,237   $   1,061,116
Series funds shares owned                284,097          56,363          26,414       1,061,116

    The accompanying notes are an integral part of these financial statements

                      Thrivent Variable Annuity Account II
                            Statements of Operations

                                   -------------------------------------------------------------
                                     Technology      Small Cap      Opportunity      Small Cap
For the year ended December 31,        Stock          Growth          Growth           Stock
2003, except as indicated /1/        Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $          --   $          --   $          --   $         102
Mortality and expense risk
charges                                   (2,167)           (525)         (1,051)        (11,576)
                                   -------------------------------------------------------------
   Net Investment Income(loss)            (2,167)           (525)         (1,051)        (11,473)
Net realized and unrealized
gain(loss) on investments
Net realized gain(loss) on
investments                               (7,637)            963           1,331          (5,420)
Capital gain distributions                    --              --              --              --
Change in unrealized
appreciation(depreciation) of
investments                               79,396          15,570          33,727         330,263
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments          71,759          16,533          35,059         324,844
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from Operations   $      69,592   $      16,008   $      34,008   $     313,371
                                   =============================================================

                                   -------------------------------------------------------------
                                     Small Cap       Small Cap        Mid Cap         Mid Cap
For the year ended December 31,        Index           Value       Select Growth      Growth
2003, except as indicated /1/        Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $      14,531   $          56   $          --   $          --
Mortality and expense risk
charges                                  (44,022)           (552)           (565)         (2,089)
                                   -------------------------------------------------------------
   Net Investment Income(loss)           (29,491)          3,651            (565)         (2,089)
Net realized and unrealized
gain(loss) on investments
Net realized gain(loss) on
investments                              (85,710)            225             193           1,233
Capital gain distributions                    --           4,147              --              --
Change in unrealized
appreciation(depreciation) of
investments                            1,221,059          15,812          13,007          49,703
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments       1,135,349          20,184          13,200          50,936
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from Operations   $   1,105,858   $      23,835   $      12,635   $      48,847
                                   =============================================================

                                   -------------------------------------------------------------
                                      Mid Cap         Mid Cap          World
For the year ended December 31,        Stock           Index           Growth      International
2003, except as indicated /1/        Subaccount      Subaccount      Subaccount     Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $       1,647   $       4,406   $          --   $      16,120
Mortality and expense risk
charges                                   (8,314)         (6,383)           (757)        (15,949)
                                   -------------------------------------------------------------
   Net Investment Income(loss)            (6,667)          2,581            (757)            171
Net realized and unrealized
gain(loss) on investments
Net realized gain(loss) on
investments                              (22,802)            348             192        (148,097)
Capital gain distributions                    --           4,558              --              --
Change in unrealized
appreciation(depreciation) of
investments                              210,314         153,471          21,950         473,171
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments         187,512         158,377          22,142         325,074
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from Operations   $     180,845   $     160,958   $      21,385   $     325,245
                                   =============================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.

    The accompanying notes are an integral part of these financial statements

                      Thrivent Variable Annuity Account II
                      Statements of Operations - continued

                                   -------------------------------------------------------------
                                                                     Investors        Growth
For the year ended December 31,       All Cap         Growth          Growth          Stock
2003, except as indicated /1/        Subaccount      Subaccount      Subaccount     Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $         203   $          12   $          23   $         140
Mortality and expense risk
charges                                   (1,040)         (4,916)           (183)           (398)
                                   -------------------------------------------------------------
   Net Investment Income(loss)              (837)         (4,904)           (160)           (258)
Net realized and unrealized gain
(loss) on investments
Net realized gain(loss) on
investments                                  680           2,018              84             161
Capital gain distributions                    --              --              --              --
Change in unrealized
appreciation (depreciation) of
investments                               20,966         113,445           3,187           9,378
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments          21,645         115,464           3,271           9,539
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from Operations   $      20,808   $     110,560   $       3,111   $       9,281
                                   =============================================================

                                   -------------------------------------------------------------
                                      Capital      Large Company                    Real Estate
For the year ended December 31,       Growth           Index           Value         Securities
2003, except as indicated /1/       Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $      23,593   $     116,603   $       8,915   $       7,412
Mortality and expense risk
charges                                  (49,789)       (105,371)         (6,608)         (1,593)
                                   -------------------------------------------------------------
   Net Investment Income(loss)           (26,196)         11,232           2,307           8,867
Net realized and unrealized
gain(loss) on investments
Net realized gain(loss) on
investments                              (69,875)       (754,598)          5,283             783
Capital gain distributions                    --              --              --           3,048
Change in unrealized
appreciation(depreciation) of
investments                              818,851       2,749,214         158,256          32,373
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments         748,976       1,994,616         163,539          36,204
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from Operations   $     722,780   $   2,005,848   $     165,846   $      45,071
                                   =============================================================

                                   -------------------------------------------------------------
                                                                     High Yield
For the year ended December 31,      Balanced        High Yield         Bond           Income
2003, except as indicated /1/        Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $     281,793   $      23,042   $     103,740   $      15,431
Mortality and expense risk
charges                                 (114,252)         (3,425)        (16,733)         (4,419)
                                   -------------------------------------------------------------
   Net Investment Income(loss)           167,541          19,617          87,007          11,012
Net realized and unrealized
gain(loss) on investments
Net realized gain(loss) on
investments                             (298,441)            678         (15,228)            194
Capital gain distributions                    --              --              --              --
Change in unrealized
appreciation(depreciation) of
investments                            1,463,268          36,242         207,301           9,028
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments       1,164,827          36,920         192,073           9,222
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from Operations   $   1,332,368   $      56,537   $     279,080   $      20,234
                                   =============================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.

    The accompanying notes are an integral part of these financial statements

                      Thrivent Variable Annuity Account II
                      Statements of Operations - continued

                                   -------------------------------------------------------------
                                       Bond           Limited         Mortgage         Money
For the year ended December 31,        Index       Maturity Bond     Securities        Market
2003, except as indicated /1/        Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $     129,872   $       7,057   $       2,682   $       7,061
Mortality and expense risk
charges                                  (38,230)         (3,147)         (1,053)        (11,461)
                                   -------------------------------------------------------------
   Net Investment Income(loss)            91,642           8,631           1,629          (4,400)
Net realized and unrealized
gain(loss) on investments
Net realized gain(loss) on
investments                               30,470              48              20              --
Capital gain distributions                    --           4,721              --              --
Change in unrealized
appreciation(depreciation) of
investments                              (53,609)         (2,555)          2,759              --
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments         (23,139)          2,214           2,779              --
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from Operations   $      68,503   $      10,845   $       4,408   $      (4,400)
                                   =============================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.

    The accompanying notes are an integral part of these financial statements

                      Thrivent Variable Annuity Account II
                       Statements of Changes in Net Assets

                                            Technology                       Small Cap
                                               Stock                           Growth
For the years ended, except as               Subaccount                      Subaccount
indicated /1/                        12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $      (2,167)  $      (1,808)  $        (525)  $         (23)
Net realized gain(loss) from
 investment transactions                  (7,637)         (8,296)            963               1
Change in unrealized
 appreciation(depreciation) of
 investments                              79,396         (77,516)         15,570             286
                                   -------------------------------------------------------------
   Net Change in Net Assets
    Resulting from Operations             69,592         (87,620)         16,008             264
Unit Transactions
Proceeds from units issued                10,582          49,001          42,780             194
Transfers of death benefits                   --              --              --              --
Transfers of surrenders and
 terminations                             (9,006)         (5,686)         (4,584)             --
Transfers between subaccounts
 including fixed account                  37,903          35,150          29,271           9,395
                                   -------------------------------------------------------------
   Net Change in Net Assets from
    Unit Transactions                     39,479          78,465          67,467           9,589
Net Change in Net Assets                 109,071          (9,155)         83,475           9,853
Net Assets Beginning of Period           125,183         134,338           9,853              --
                                   -------------------------------------------------------------
Net Assets End of Period           $     234,254   $     125,183   $      93,328   $       9,853
                                   =============================================================

                                            Opportunity                      Small Cap
                                               Growth                          Stock
For the years ended, except as               Subaccount                      Subaccount
indicated /1/                        12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $      (1,051)  $         (14)  $     (11,473)  $      (8,507)
Net realized gain(loss) from
 investment transactions                   1,332              --          (5,420)        (14,343)
Change in unrealized
 appreciation(depreciation) of
 investments                              33,727            (318)        329,918        (185,310)
                                   -------------------------------------------------------------
   Net Change in Net Assets
    Resulting from Operations             34,008            (332)        313,025        (208,160)
Unit Transactions
Proceeds from units issued                36,136             187          87,980         162,684
Transfers of death benefits                   --              --              --          (2,092)
Transfers of surrenders and
 terminations                             (5,648)             --         (87,394)        (95,818)
Transfers between subaccounts
 including fixed account                 100,282           7,193         188,875         216,073
                                   -------------------------------------------------------------
   Net Change in Net Assets from
    Unit Transactions                    130,770           7,380         189,461         280,847
Net Change in Net Assets                 164,778           7,048         502,486          72,687
Net Assets Beginning of Period             7,048              --         736,865         664,178
                                   -------------------------------------------------------------
Net Assets End of Period           $     171,826   $       7,048   $   1,239,351   $     736,865
                                   =============================================================

                                               Small                 Small Cap
                                               Index                   Value
For the years ended, except as               Subaccount              Subaccount
indicated /1/                        12/31/2003      12/31/2002      12/31/2003
--------------------------------------------------------------------------------
Operations
Net investment income(loss)        $     (29,491)  $     (34,586)  $       3,651
Net realized gain(loss) from
 investment transactions                 (85,710)        (84,306)          4,372
Change in unrealized
 appreciation(depreciation) of
 investments                           1,221,059        (559,446)         15,812
                                   ---------------------------------------------
   Net Change in Net Assets
    Resulting from Operations          1,105,858        (678,338)         23,835
Unit Transactions
Proceeds from units issued               269,933          12,261          73,006
Transfers of death benefits                   --              --              --
Transfers of surrenders and
 terminations                           (372,324)       (276,050)         (6,386)
Transfers between subaccounts
 including fixed account                 (94,874)       (213,399)         48,395
                                   ---------------------------------------------
   Net Change in Net Assets from
    Unit Transactions                   (197,265)       (477,188)        115,015
Net Change in Net Assets                 908,593      (1,155,526)        138,850
Net Assets Beginning of Period         3,317,287       4,472,813              --
                                   ---------------------------------------------
Net Assets End of Period           $   4,225,880   $   3,317,287   $     138,850
                                   =============================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

    The accompanying notes are an integral part of these financial statements

                      Thrivent Variable Annuity Account II
                 Statements of Changes in Net Assets--continued

                                              Mid Cap                         Mid Cap
                                           Select Growth                       Growth
For the years ended, except as               Subaccount                      Subaccount
indicated /1/                        12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $        (565)  $          (6)  $      (2,089)  $        (143)
Net realized gain(loss) from
 investment transactions                     193              --           1,233               2
Change in unrealized
 appreciation(depreciation) of
 investments                              13,007            (203)         50,049             520
                                   -------------------------------------------------------------
   Net Change in Net Assets
    Resulting from Operations             12,635            (209)         49,193             379
Unit Transactions
Proceeds from units issued                13,790             185         144,939             296
Transfers of death benefits                   --              --              --              --
Transfers of surrenders and
 terminations                             (2,540)             --         (15,160)           (455)
Transfers between subaccounts
 including fixed account                  78,854           4,561         196,831          36,117
                                   -------------------------------------------------------------
   Net Change in Net Assets from
    Unit Transactions                     90,104           4,746         326,610          35,958
Net Change in Net Assets                 102,739           4,537         375,803          36,337
Net Assets Beginning of Period             4,537              --          36,337              --
                                   -------------------------------------------------------------
Net Assets End of Period           $     107,276   $       4,537   $     412,140   $      36,337
                                   =============================================================

                                              Mid Cap                         Mid Cap
                                               Stock                           Index
For the years ended, except as               Subaccount                      Subaccount
indicated /1/                        12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $      (6,667)  $      (6,237)  $       2,581   $        (535)
Net realized gain(loss) from
 investment transactions                 (22,802)        (17,550)          4,906          (4,470)
Change in unrealized
 appreciation(depreciation) of
 investments                             210,314        (105,119)        153,471         (52,100)
                                   -------------------------------------------------------------
   Net Change in Net Assets
    Resulting from Operations            180,845        (128,906)        160,958         (57,105)
Unit Transactions
Proceeds from units issued               119,155         204,518         174,027          83,244
Transfers of death benefits                   --            (298)             --              --
Transfers of surrenders and
 terminations                            (59,944)        (48,833)        (44,017)        (11,282)
Transfers between subaccounts
 including fixed account                 (40,244)         16,008         210,039         135,863
                                   -------------------------------------------------------------
   Net Change in Net Assets from
    Unit Transactions                     18,967         171,395         340,049         207,825
Net Change in Net Assets                 199,812          42,489         501,007         150,720
Net Assets Beginning of Period           619,143         576,654         320,232         169,512
                                   -------------------------------------------------------------
Net Assets End of Period           $     818,955   $     619,143   $     821,239   $     320,232
                                   =============================================================

                                    World Growth           International
For the years ended, except as       Subaccount             Subaccount
indicated /1/                        12/31/2003      12/31/2003      12/31/2002
--------------------------------------------------------------------------------
Operations
Net investment income(loss)        $        (757)  $         171   $      (2,276)
Net realized gain(loss) from
 investment transactions                     192        (148,097)       (186,398)
Change in unrealized
 appreciation(depreciation) of
 investments                              21,950         473,171        (105,045)
                                   ---------------------------------------------
   Net Change in Net Assets
    Resulting from Operations             21,385         325,245        (293,719)
Unit Transactions
Proceeds from units issued               108,773         214,704          35,678
Transfers of death benefits                   --            (445)           (108)
Transfers of surrenders and
 terminations                             (5,388)       (120,073)        (99,807)
Transfers between subaccounts
 including fixed account                  44,692          28,113         (32,519)
                                   ---------------------------------------------
   Net Change in Net Assets from
    Unit Transactions                    148,077         122,299         (96,756)
Net Change in Net Assets                 169,462         447,544        (390,475)
Net Assets Beginning of Period                --       1,141,001       1,531,476
                                   ---------------------------------------------
Net Assets End of Period           $     169,462   $   1,588,545   $   1,141,001
                                   =============================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

    The accompanying notes are an integral part of these financial statements

                      Thrivent Variable Annuity Account II
                 Statements of Changes in Net Assets--continued

                                              All Cap                          Growth
For the years ended, except as               Subaccount                      Subaccount
indicated /1/                       12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $        (837)  $          (6)  $      (4,904)  $         (16)
Net realized gain(loss) from
investment transactions                      679              (1)          2,019             (28)
Change in unrealized
appreciation(depreciation) of
investments                               20,966             (33)        113,445            (381)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations              20,808             (40)        110,560            (425)
Unit Transactions
Proceeds from units issued                59,872           1,269         263,686             (25)
Transfers of death benefits                   --              --              --              --
Transfers of surrenders and
terminations                              (8,466)            (55)        (31,146)           (144)
Transfers between subaccounts
including fixed account                   71,502              --         580,300           2,665
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                     122,908           1,214         812,840           2,496
Net Change in Net Assets                 143,716           1,174         923,400           2,071
Net Assets Beginning of Period             1,174              --           2,071              --
                                   -------------------------------------------------------------
   Net Assets End of Period        $     144,890   $       1,174   $     925,471   $       2,071
                                   =============================================================

                                             Investors                         Growth
                                               Growth                          Stock
For the years ended, except as               Subaccount                      Subaccount
indicated /1/                       12/31/2003       12/31/2002     12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $        (160)  $          (1)  $        (258)  $           4
Net realized gain(loss) from
investment transactions                       84              --             161              --
Change in unrealized
appreciation(depreciation) of
investments                                3,187             (28)          9,378             (62)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations               3,111             (29)          9,281             (58)
Unit Transactions
Proceeds from units issued                11,184              --          36,412           4,000
Transfers of death benefits                   --              --              --              --
Transfers of surrenders and
terminations                                (716)             --          (3,292)             --
Transfers between subaccounts
including fixed account                   14,746             786          39,625            (455)
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                      25,214             786          72,745           3,545
Net Change in Net Assets                  28,325             757          82,026           3,487
Net Assets Beginning of Period               757              --           3,487              --
                                   -------------------------------------------------------------
Net Assets End of Period           $      29,082   $         757   $      85,513   $       3,487
                                   =============================================================

                                              Capital                      Large Company
                                               Growth                          Index
For the years ended, except as               Subaccount                      Subaccount
indicated /1/                       12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $     (26,196)  $     (25,676)  $      11,232   $     (82,274)
Net realized gain(loss) from
investment transactions                  (69,875)        (68,672)       (754,598)       (882,326)
Change in unrealized
appreciation(depreciation) of
investments                              818,851        (896,698)      2,749,214      (1,723,944)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations             722,780        (991,046)      2,005,848      (2,688,544)
Unit Transactions
Proceeds from units issued               839,901         857,518         662,827          10,006
Transfers of death benefits               (2,659)           (484)        (83,889)        (40,520)
Transfers of surrenders and
terminations                            (364,186)       (323,714)       (964,585)       (885,113)
Transfers between subaccounts
including fixed account                  538,828         432,668        (165,995)       (758,056)
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                   1,011,884         965,988        (551,642)     (1,673,683)
Net Change in Net Assets               1,734,664         (25,058)      1,454,206      (4,362,227)
Net Assets Beginning of Period         3,335,722       3,360,780       8,104,549      12,466,776
                                   -------------------------------------------------------------
Net Assets End of Period           $   5,070,386   $   3,335,722   $   9,558,755   $   8,104,549
                                   =============================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

    The accompanying notes are an integral part of these financial statements

                      Thrivent Variable Annuity Account II
                 Statements of Changes in Net Assets--continued

                                                    Real Estate
                                       Value        Securities               Balanced
For the years ended, except as       Subaccount     Subaccount              Subaccount
indicated /1/                        12/31/2003     12/31/2003      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $       2,307   $       8,867   $     167,541   $      82,904
Net realized gain(loss) from
investment transactions                    5,283           3,831        (298,441)       (304,179)
Change in unrealized
appreciation(depreciation) of
investments                              158,256          32,373       1,463,268        (876,956)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations             165,846          45,071       1,332,368      (1,098,231)
Unit Transactions
Proceeds from units issued               238,506         240,662         485,548         203,595
Transfers of death benefits                   --              --         (34,159)       (174,147)
Transfers of surrenders and
terminations                             (53,609)        (18,342)       (950,208)       (731,856)
Transfers between subaccounts
including fixed account                  622,842         130,913         (97,517)       (218,257)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   from Unit Transactions                807,739         353,233        (596,336)       (920,665)
Net Change in Net Assets                 973,585         398,304         736,032      (2,018,896)
Net Assets Beginning of Period                --              --       9,026,302      11,045,198
                                   -------------------------------------------------------------
Net Assets End of Period           $     973,585   $     398,304   $   9,762,334   $   9,026,302
                                   =============================================================

                                                                             High Yield
                                             High Yield                         Bond
For the years ended, except as               Subaccount                      Subaccount
indicated /1/                       12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $      19,617   $         678   $      87,007   $      80,152
Net realized gain(loss) from
investment transactions                      678             (75)        (15,228)        (33,023)
Change in unrealized
appreciation(depreciation) of
investments                               36,242          (1,785)        207,301         (60,481)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations              56,537          (1,182)        279,080         (13,352)
Unit Transactions
Proceeds from units issued               374,249          12,887         577,679          (2,057)
Transfers of death benefits                   --              --            (994)             --
Transfers of surrenders and
terminations                             (26,881)             --        (182,663)       (100,540)
Transfers between subaccounts
including fixed account                  184,015            (620)        154,900          27,954
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                     531,383          12,267         548,922         (74,643)
Net Change in Net Assets                 587,920          11,085         828,002         (87,995)
Net Assets Beginning of Period            11,085              --       1,042,631       1,130,626
                                   -------------------------------------------------------------
Net Assets End of Period           $     599,005   $      11,085   $   1,870,633   $   1,042,631
                                   =============================================================


                                              Income                         Bond Index
For the years ended, except as              Subaccount                       Subaccount
indicated /1/                       12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $      11,012   $         659   $      91,642   $     110,709
Net realized gain(loss) from
investment transactions                      194             (25)         30,470          16,184
Change in unrealized
appreciation(depreciation) of
investments                                9,028             217         (53,609)         94,329
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations              20,234             851          68,503         221,222
Unit Transactions
Proceeds from units issued               415,752          30,178         395,654         156,045
Transfers of death benefits                   --              --          (8,552)         (3,598)
Transfers of surrenders and
terminations                             (28,654)           (240)       (528,857)       (303,575)
Transfers between subaccounts
including fixed account                  343,638           5,794          59,301         393,652
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                     730,736          35,732         (82,454)        242,524
Net Change in Net Assets                 750,970          36,583         (13,951)        463,746
Net Assets Beginning of Period            36,583              --       3,020,100       2,556,354
                                   -------------------------------------------------------------
Net Assets End of Period           $     787,553   $      36,583   $   3,006,149   $   3,020,100
                                   =============================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

    The accompanying notes are an integral part of these financial statements

                      Thrivent Variable Annuity Account II
                 Statements of Changes in Net Assets--continued

                                          Limited Maturity           Mortgage
                                               Bond                 Securities     Money Market
For the years ended, except as               Subaccount             Subaccount      Subaccount
indicated /1/                       12/31/2003      12/31/2002      12/31/2003      12/31/2003
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $       8,631   $          55   $       1,629   $      (4,400)
Net realized gain(loss) from
investment transactions                    4,789               2              20              --
Change in unrealized
appreciation(depreciation) of
investments                               (2,555)             77           2,759              --
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations              10,845             134           4,408          (4,400)
Unit Transactions
Proceeds from units issued               329,658           6,541         136,824       4,003,989
Transfers of death benefits                   --              --              --          (3,217)
Transfers of surrenders and
terminations                             (27,822)           (576)        (10,690)       (185,215)
Transfers between subaccounts
including fixed account                  251,395           5,178         133,454      (2,750,041)
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                     553,231          11,143         259,588       1,065,516
Net Change in Net Assets                 564,076          11,277         263,996       1,061,116
Net Assets Beginning of Period            11,277              --              --              --
                                   -------------------------------------------------------------
Net Assets End of Period           $     575,353   $      11,277   $     263,996   $   1,061,116
                                   =============================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

    The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account II
Notes to Financial Statements
As of December 31, 2003

(1)  ORGANIZATION

The Thrivent Variable Annuity Account II ( the Variable Account), formerly the AAL Variable Annuity Account II, is a unit investment trust registered under the Investment Company Act of 1940 and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account has twenty-eight subaccounts, each of which invests in a corresponding portfolio of either the AAL Variable Product Series Fund, Inc. or the LB Series Fund, Inc. (each a Fund and collectively the Funds), as follows:

Subaccount                     Series
Technology Stock               AAL Variable Product Series Fund, Inc. -
                               Technology Stock Portfolio
Small Cap Growth (f)           LB Series Fund, Inc. - Small Cap Growth
                               Portfolio
Opportunity Growth (f)         LB Series Fund, Inc. - Opportunity Growth
                               Portfolio
Small Cap Stock                AAL Variable Product Series Fund, Inc. -
                               Small Cap Stock Portfolio
Small Cap Index                AAL Variable Product Series Fund, Inc. -
                               Small Cap Index Portfolio
Small Cap Value (a)            AAL Variable Product Series Fund, Inc. -
                               Small Cap Value Portfolio
Mid Cap Select Growth (f)      LB Series Fund, Inc. - Mid Cap Select Growth
                               Portfolio
Mid Cap Growth (f)             LB Series Fund, Inc. - Mid Cap Growth Portfolio
Mid Cap Stock                  AAL Variable Product Series Fund, Inc. -
                               Mid Cap Stock Portfolio
Mid Cap Index                  AAL Variable Product Series Fund, Inc. -
                               Mid Cap Index Portfolio
World Growth (b)               LB Series Fund, Inc. - World Growth Portfolio
International                  AAL Variable Product Series Fund, Inc. -
                               International Portfolio
All Cap (f)                    LB Series Fund, Inc. - All Cap Portfolio
Growth (f)                     LB Series Fund, Inc. - Growth Portfolio (c)
Investors Growth (f)           LB Series Fund, Inc. - Investors Growth Portfolio
Growth Stock (f)               LB Series Fund, Inc. - Growth Stock Portfolio
Capital Growth                 AAL Variable Product Series Fund, Inc. -
                               Capital Growth Portfolio
Large Company Index            AAL Variable Product Series Fund, Inc. -
                               Large Company Index Portfolio
Value                          LB Series Fund, Inc. - Value Portfolio (d)
Real Estate Securities (a)     AAL Variable Product Series Fund, Inc. -
                               Real Estate Securities Portfolio
Balanced                       AAL Variable Product Series Fund, Inc. - Balanced
                               Portfolio
High Yield (f)                 LB Series Fund, Inc. - High Yield Portfolio
High Yield Bond                AAL Variable Product Series Fund, Inc. -
                               High Yield Bond Portfolio
Income (f)                     LB Series Fund, Inc. - Income Portfolio
Bond Index                     AAL Variable Product Series Fund, Inc. -
                               Bond Index Portfolio
Limited Maturity Bond (f)      LB Series Fund, Inc. - Limited Maturity Bond
                               Portfolio
Mortgage Securities (a)        AAL Variable Product Series Fund, Inc. -
                               Mortgage Securities Portfolio
Money Market (b)               LB Series Fund, Inc. - Money Market Portfolio (e)

(a) Since Inception, April 30, 2003
(b) Since Inception, April 25, 2003
(c) AAL Series Fund. - Aggressive Growth Portfolio merged into the LB Series Fund Inc. - Growth Portfolio as of April 25, 2003.
(d) AAL Series Fund. - Equity Income Portfolio merged into the LB Series Fund Inc. - Value Portfolio as of April 25, 2003.
(e) AAL Series Fund. - Money Market Portfolio merged into the LB Series Fund Inc. - Money Market Portfolio as of April 25, 2003.
(f) Since Inception, April 30, 2002

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

The Variable Account is used to fund single premium immediate variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the life insurance operations of Thrivent Financial.

A fixed account investment option is available for contract owners of the single premium immediate variable annuity contracts. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.

(2)  SIGNIFICANT ACCOUNTING POLICIES

Investments

The investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial's tax status change.

                      Thrivent Variable Annuity Account II
                    Notes to Financial Statements (continued)

(2)  SIGNIFICANT ACCOUNTING POLICIES - continued

Annuity Reserves

Annuity reserves, represented as net assets for contracts in payout (annuitization) period on the statement of assets and liabilities, are computed for currently payable contracts according to the 1983 Table A mortality table and the 2000 IAM mortality table. The assumed interest is 3.5 percent. Changes to annuity reserves are based on actual mortality and risk experience. If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reimbursed to Thrivent Financial. If additional reserves are required, Thrivent Financial reimburses the Variable Account.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(3)  EXPENSE CHARGES

Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent Financial less any applicable premium taxes. No charge for sales distribution expense is deducted from premiums received.

Each contract has an indirect withdrawal and surrender charge, not to exceed 9%. The net amount received upon surrender is the commuted value. For the variable subaccounts, the commuted value is calculated using an interest rate of 0.5% greater than the assumed interest return selected. The withdrawal and surrender charges are deducted by redeeming units of the subaccounts of the Variable Account.

The contract owner may make twelve transfers between investment options per contract year, but thereafter, each transfer is subject to a a $25 transfer charge. Transfers from the fixed account are not allowed.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.25% of the average daily net assets of the Variable Account.

Additionally, during the year ended December 31, 2003, management fees were paid indirectly to Thrivent Financial in its capacity as advisor to the Fund. The Fund's advisory agreement provides for fees as a percent of the average net assets for each subaccount, as follows:

                        % of Average                              % of Average
Subaccount               Net Assets      Subaccount                Net Assets
------------------------------------     -------------------------------------
Technology Stock                0.75%    Investors Growth                 0.80%
Small Cap Growth                1.00%    Growth Stock                     0.80%
Opportunity Growth              0.40%    Capital Growth                   0.65%
Small Cap Stock                 0.70%    Large Company Index              0.32%
Small Cap Index                 0.34%    Value                            0.60%
Small Cap Value                 0.80%    Real Estate Securities           0.80%
Mid Cap Select Growth           0.90%    Balanced                         0.32%
Mid Cap Growth                  0.40%    High Yield                       0.40%
Mid Cap Stock                   0.70%    High Yield Bond                  0.40%
Mid Cap Index                   0.35%    Income                           0.40%
World Growth                    0.85%    Bond Index                       0.35%
International                   0.80%    Limited Maturity Bond            0.40%
All Cap                         0.95%    Mortgage Securities              0.50%
Growth                          0.40%    Money Market                     0.40%

                      Thrivent Variable Annuity Account II
                    Notes to Financial Statements (continued)

(4)  UNIT ACTIVITY

Transactions in units (including transfers among subaccounts) were as follows:

                                      -----------------------------------------------------------------------------------
                                       Technology     Small Cap   Opportunity    Small Cap     Small Cap     Small Cap
                                         Stock         Growth        Growth        Stock         Index         Value
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at beginning of
 period.............................        16,532            --            --        61,342       223,587             --
   Units issued.....................        11,416         1,360           972        32,609         3,115             --
   Units redeemed...................        (1,177)           --            --        (7,359)      (29,445)            --
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2002...............................        26,771         1,360           972        86,592       197,257             --
   Units issued.....................        10,375         8,756        17,310        32,706        25,810         10,436
   Units redeemed...................        (3,799)       (1,046)       (1,435)      (14,055)      (38,974)          (544)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2003...............................        33,347         9,070        16,847       105,243       184,093          9,892
                                      ============  ============  ============  ============  ============  =============

                                      -----------------------------------------------------------------------------------
                                        Mid Cap
                                         Select        Mid Cap       Mid Cap       Mid Cap       World
                                         Growth        Growth         Stock         Index        Growth     International
                                      -----------------------------------------------------------------------------------
Units outstanding at beginning of
 period.............................            --            --        64,568        16,753            --        166,602
   Units issued.....................           665         4,768        23,053        22,747            --          6,781
   Units redeemed...................            --           (59)       (4,585)       (1,943)           --        (18,111)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2002...............................           665         4,709        83,036        37,557            --        155,272
   Units issued.....................        11,577        37,172        24,743        42,313        13,511         46,741
   Units redeemed...................          (652)       (2,095)      (23,673)       (7,502)         (538)       (31,850)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2003...............................        11,590        39,786        84,106        72,368        12,973        170,163
                                      ============  ============  ============  ============  ============  =============

                                      -----------------------------------------------------------------------------------
                                                                    Investors      Growth        Capital    Large Company
                                         All Cap       Growth        Growth         Stock        Growth         Index
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at beginning of
 period.............................            --            --            --            --       370,167        581,825
   Units issued.....................           188           284            95           479       142,199          7,678
   Units redeemed...................            (8)          (21)           --           (55)      (32,357)       (97,114)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2002...............................           180           263            95           424       480,009        492,389
   Units issued.....................        19,208        95,874         3,030         8,029       196,679         59,181
   Units redeemed...................        (1,213)       (4,809)         (103)         (412)      (65,604)       (92,981)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2003...............................        18,175        91,328         3,022         8,041       611,084        458,589
                                      ============  ============  ============  ============  ============  =============

                                      -----------------------------------------------------------------------------------
                                                    Real Estate                                High Yield
                                          Value      Securities     Balanced     High Yield       Bond         Income
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at beginning of
 period.............................            --            --       613,290            --       128,437             --
   Units issued.....................            --            --        23,392         1,321         4,132          3,583
   Units redeemed...................            --            --       (77,440)          (75)      (13,110)           (43)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2002...............................            --            --       559,242         1,246       119,459          3,540
   Units issued.....................        85,201        32,899        58,495        55,305        78,520         72,269
   Units redeemed...................        (7,313)       (2,008)      (95,044)       (3,294)      (24,991)        (4,690)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2003...............................        77,888        30,891       522,693        53,257       172,988         71,119
                                      ============  ============  ============  ============  ============  =============

                                      ------------------------------------------------------
                                                      Limited
                                          Bond        Maturity      Mortgage       Money
                                          Index         Bond       Securities      Market
                                      ------------  ------------  ------------  ------------
Units outstanding at beginning of
 period.............................       179,193            --            --            --
   Units issued.....................        28,427         1,148            --            --
   Units redeemed...................       (12,191)          (56)           --            --
                                      ------------  ------------  ------------  ------------
Units outstanding at December 31,
 2002...............................       195,429         1,092            --            --
   Units issued.....................        53,170        56,748        27,213     5,409,109
   Units redeemed...................       (58,403)       (3,863)       (1,074)   (4,344,493)
                                      ------------  ------------  ------------  ------------
Units outstanding at December 31,
 2003...............................       190,196        53,977        26,139     1,064,616
                                      ============  ============  ============  ============

                      Thrivent Variable Annuity Account II
                    Notes to Financial Statements (continued)

(5)  PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2003 were as follows:

                                 Purchases       Sales

Technology Stock               $     59,344  $     22,032
Small Cap Growth                     75,324         8,382
Opportunity Growth                  140,323        10,604
Small Cap Stock                     312,373       134,385
Small Cap Index                     413,210       639,965
Small Cap Value                     125,391         2,578
Mid Cap Select Growth                93,570         4,032
Mid Cap Growth                      338,773        14,251
Mid Cap Stock                       183,727       171,427
Mid Cap Index                       408,633        61,446
International                       330,159       207,688
World Growth                        151,248         3,927
All Cap                             130,751         8,680
Growth                              833,585        25,649
Investors Growth                     26,027           973
Growth Stock                         75,119         2,632
Capital Growth                    1,343,400       357,713
Large Company Index                 930,199     1,470,609
Value                               864,583        54,537
Real Estate Securities              376,241        11,093
Balanced                          1,081,449     1,510,244
High Yield                          569,680        18,680
High Yield Bond                     827,147       191,219
Income                              775,345        33,597
Bond Index                          874,051       864,864
Limited Maturity Bond               587,993        21,410
Mortgage Securities                 267,409         6,192
Money Market                      4,621,228     3,560,112

                      Thrivent Variable Annuity Account II
                    Notes to Financial Statements (continued)

(6)  UNIT VALUES

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the three years in the period ended December 31, 2003, follows:

Subaccount                               2003            2002            2001
---------------------------------------------------------------------------------
Technology Stock
Units                                      33,347          26,771          16,532
Unit value                           $       7.02    $       4.68    $       8.16
Net assets                           $    234,254    $    125,183    $    134,338
Ratio of expenses to net assets (a)          1.25  %         1.25  %         1.25  %
Investment income ratio (b)                  0.00  %         0.00  %         0.00  %
Total Return (c)                            49.48  %       (42.43) %       (18.36) %

Small Cap Growth
Units                                       9,070           1,360
Unit value                           $      10.29    $       7.24
Net assets                           $     93,328    $      9,853
Ratio of expenses to net assets (a)          1.25  %         1.25  %
Investment income ratio (b)                  0.00  %         0.00  %
Total Return (c)                            42.05  %       (27.56) %

Opportunity Growth
Units                                      16,847             972
Unit value                           $      10.20    $       7.25
Net assets                           $    171,826    $      7,048
Ratio of expenses to net assets (a)          1.25  %         1.25  %
Investment income ratio (b)                  0.00  %         0.00  %
Total Return (c)                            40.59  %       (27.46) %

Small Cap Stock
Units                                     105,243          86,592          61,341
Unit value                           $      11.78    $       8.51    $      10.83
Net assets                           $  1,239,351    $    736,865    $    664,178
Ratio of expenses to net assets (a)          1.25  %         1.25  %         1.25  %
Investment income ratio (b)                  0.01  %         0.00  %         0.18  %
Total Return (c)                            38.45  %       (21.40) %         8.22  %

Small Cap Index
Units                                     184,093         197,257         223,586
Unit value                           $      22.95    $      16.82          $20.01
Net assets                           $  4,225,880    $  3,317,287    $  4,472,813
Ratio of expenses to net assets (a)          1.25  %         1.25  %         1.25  %
Investment income ratio (b)                  0.41  %         0.01  %         0.39  %
Total Return (c)                            36.44  %       (15.93) %         5.05  %

Small Cap Value
Units                                       9,892
Unit value                           $      14.04
Net assets                           $    138,850
Ratio of expenses to net assets (a)          1.25  %
Investment income ratio (b)                  6.36  %
Total Return (c)                            40.37  %

Mid Cap Select Growth
Units                                      11,590             665
Unit value                           $       9.26    $       6.82
Net assets                           $    107,276    $      4,537
Ratio of expenses to net assets (a)          1.25  %         1.25  %
Investment income ratio (b)                  0.00  %         0.00  %
Total Return (c)                            35.64  %       (31.76) %

                      Thrivent Variable Annuity Account II
                    Notes to Financial Statements (continued)

(6)  UNIT VALUES - continued

Subaccount                               2003            2002            2001
---------------------------------------------------------------------------------
Mid Cap Growth
Units                                      39,786           4,709
Unit value                           $      10.36    $       7.72
Net assets                           $    412,140    $     36,337
Ratio of expenses to net assets (a)          1.25  %         1.25  %
Investment income ratio (b)                  0.00  %         0.00  %
Total Return (c)                            34.24  %       (22.83) %

Mid Cap Stock
Units                                      84,106          83,036          64,568
Unit value                           $       9.74    $       7.46    $       8.93
Net assets                           $    818,955    $    619,143    $    576,654
Ratio of expenses to net assets (a)          1.25  %         1.25  %         1.25  %
Investment income ratio (b)                  0.25  %         0.30  %         0.36  %
Total Return (c)                            30.63  %       (16.51) %       (10.72) %

Mid Cap Index
Units                                      72,368          37,557          16,752
Unit value                           $      11.35    $       8.53    $      10.11
Net assets                           $    821,239    $    320,232    $    169,512
Ratio of expenses to net assets (a)          1.25  %         1.25  %         1.25  %
Investment income ratio (b)                  1.75  %         0.63  %         0.86  %
Total Return (c)                            33.13  %       (15.71) %         1.13  %

World
Units                                      12,973
Unit value                           $      13.06
Net assets                           $    169,462
Ratio of expenses to net assets (a)          1.25  %
Investment income ratio (b)                  0.00  %
Total Return (c)                            30.63  %

International
Units                                     170,163         155,272         166,602
Unit value                           $       9.34    $       7.35    $       9.19
Net assets                           $  1,588,545    $  1,141,001    $  1,531,476
Ratio of expenses to net assets (a)          1.25  %         1.25  %         1.25  %
Investment income ratio (b)                  1.26  %         1.07  %         1.89  %
Total Return (c)                            27.01  %       (20.06) %       (26.42) %

All Cap
Units                                      18,175             180
Unit value                           $       7.97    $       6.54
Net assets                           $    144,890    $      1,174
Ratio of expenses to net assets (a)          1.25  %         1.25  %
Investment income ratio (b)                  0.24  %         0.00  %
Total Return (c)                            21.98  %       (34.65) %

Growth
Units                                      91,328             263
Unit value                           $      10.13    $       7.86
Net assets                           $    925,471    $      2,071
Ratio of expenses to net assets (a)          1.25  %         1.25  %
Investment income ratio (b)                  0.00  %         0.00  %
Total Return (c)                            28.87  %       (21.37) %

                      Thrivent Variable Annuity Account II
                    Notes to Financial Statements (continued)

(6)  UNIT VALUES - continued

Subaccount                               2003            2002            2001
---------------------------------------------------------------------------------
Investors Growth
Units                                       3,022              95
Unit value                           $       9.62    $       7.94
Net assets                           $     29,082    $        757
Ratio of expenses to net assets (a)          1.25  %         1.25  %
Investment income ratio (b)                  0.15  %         0.63  %
Total Return (c)                            21.23  %       (20.61) %

Growth Stock
Units                                       8,041             424
Unit value                           $      10.64    $       8.22
Net assets                           $     85,513    $      3,487
Ratio of expenses to net assets (a)          1.25  %         1.25  %
Investment income ratio (b)                  0.44  %         2.91  %
Total Return (c)                            29.42  %       (17.82) %

Capital Growth
Units                                     611,084         480,009         370,167
Unit value                           $       8.30    $       6.95    $       9.04
Net assets                           $  5,070,386    $  3,335,722    $  3,360,780
Ratio of expenses to net assets (a)          1.25  %         1.25  %         1.25  %
Investment income ratio (b)                  0.59  %         0.53  %         0.48  %
Total Return (c)                            19.85  %       (23.46) %        (9.55) %

Large Company Index
Units                                     458,589         492,389         581,825
Unit value                           $      20.85    $      16.46    $      21.43
Net assets                           $  9,558,755    $  8,104,549    $ 12,466,776
Ratio of expenses to net assets (a)          1.25  %         1.25  %         1.25  %
Investment income ratio (b)                  1.38  %         0.01  %         0.97  %
Total Return (c)                            26.62  %       (23.18) %       (13.25) %

Value
Units                                      77,888
Unit value                           $      12.50
Net assets                           $    973,585
Ratio of expenses to net assets (a)          1.25  %
Investment income ratio (b)                  1.16  %
Total Return (c)                            25.00  %

Real Estate Securities
Units                                      30,891
Unit value                           $      12.89
Net assets                           $    398,304
Ratio of expenses to net assets (a)          1.25  %
Investment income ratio (b)                  5.48  %
Total Return (c)                            28.94  %

Balanced
Units                                     522,693         559,242         613,289
Unit value                           $      18.68    $      16.14    $      18.01
Net assets                           $  9,762,334    $  9,026,302    $ 11,045,198
Ratio of expenses to net assets (a)          1.25  %         1.25  %         1.25  %
Investment income ratio (b)                  3.08  %         0.00  %         3.05  %
Total Return (c)                            15.72  %       (10.38) %        (4.69) %

                      Thrivent Variable Annuity Account II
                    Notes to Financial Statements (continued)

(6)  UNIT VALUES - continued

Subaccount                               2003            2002            2001
---------------------------------------------------------------------------------
High Yield
Units                                      53,257           1,246
Unit value                           $      11.25    $       8.90
Net assets                           $    599,005    $     11,085
Ratio of expenses to net assets (a)          1.25  %         1.25  %
Investment income ratio (b)                  8.36  %         7.75  %
Total Return (c)                            26.41  %        (0.85) %

High Yield Bond
Units                                     172,988         119,459         128,437
Unit value                           $      10.81    $       8.73    $       8.81
Net assets                           $  1,870,633    $ 1 ,042,631    $  1,130,626
Ratio of expenses to net assets (a)          1.25  %         1.25  %         1.25  %
Investment income ratio (b)                  7.74  %         8.81  %         9.12  %
Total Return (c)                            23.86  %       (11.02) %         0.14  %

Income
Units                                      71,119           3,540
Unit value                           $      11.07    $      10.33
Net assets                           $    787,553    $     36,583
Ratio of expenses to net assets (a)          1.25  %         1.25  %
Investment income ratio (b)                  4.34  %         3.39  %
Total Return (c)                             7.17  %         3.33  %

Bond Index
Units                                     190,196         195,429         179,192
Unit value                           $      15.81    $      15.45    $      14.26
Net assets                           $  3,006,149    $ 3 ,020,100    $  2,556,354
Ratio of expenses to net assets (a)          1.25  %         1.25  %         1.25  %
Investment income ratio (b)                  4.25  %         5.25  %         6.08  %
Total Return (c)                             2.30  %         8.32  %         7.11  %

Limited Maturity Bond
Units                                      53,977           1,092
Unit value                           $      10.66    $      10.33
Net assets                           $    575,353    $     11,277
Ratio of expenses to net assets (a)          1.25  %         1.25  %
Investment income ratio (b)                  4.65  %         1.98  %
Total Return (c)                             3.18  %         3.31  %

Mortgage Securities
Units                                      26,139
Unit value                           $      10.10
Net assets                           $    263,996
Ratio of expenses to net assets (a)          1.25  %
Investment income ratio (b)                  2.13  %
Total Return (c)                             1.00  %

Money Market
Units                                   1,064,616
Unit value                           $       1.00
Net assets                           $  1,061,116
Ratio of expenses to net assets (a)          1.25  %
Investment income ratio (b)                  0.53  %
Total Return (c)                            (0.33) %

(a) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(b) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(c) These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated or from the inception date through the end of the reporting period.

Thrivent Financial for Lutherans

Consolidated Financial Statements

For the Years Ended December 31, 2003, 2002 and 2001

                         Report of Independent Auditors

The Board of Directors
Thrivent Financial for Lutherans

We have audited the accompanying consolidated balance sheets of Thrivent Financial for Lutherans (Thrivent Financial), formed as a result of the merger of Lutheran Brotherhood (LB) with and into Aid Association for Lutherans (AAL), as of December 31, 2003 and 2002, and the related consolidated statements of operations, members' equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of Thrivent Financial's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the 2001 financial statements of LB which statements reflect total revenues constituting 44% of the related consolidated financial statement totals for the year then ended and which reflect net income (loss) constituting approximately (3)% of the related consolidated financial statement totals for the year then ended. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to data included for LB, is based solely on the report of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of the other auditors provide a reasonable basis for our opinion.

In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Thrivent Financial at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP
January 28, 2004

                        Thrivent Financial for Lutherans
                           Consolidated Balance Sheets
                           December 31, 2003 and 2002
                              (dollars in millions)

                                                     2003         2002
                                                  ----------   ----------
Assets
   Fixed maturity securities, at fair value       $   29,103   $   26,793
   Equity securities, at fair value                    1,316        1,379
   Mortgage loans                                      5,817        5,812
   Real estate                                           154          208
   Contract loans                                      1,256        1,272
   Short-term investments                                991          667
   Other investments                                     588          326
                                                  ----------   ----------
      Total investments                               39,225       36,457
   Cash and cash equivalents                           1,751        1,753
   Accrued investment income                             368          363
   Receivables                                           104          112
   Deferred acquisition costs                          1,808        1,723
   Property and equipment, net                           171          186
   Other assets                                           37           33
   Assets held in separate accounts                    9,203        7,354
                                                  ----------   ----------
Total Assets                                      $   52,667   $   47,981
                                                  ==========   ==========
Liabilities
   Future contract benefits                       $   11,337   $   10,836
   Contractholder funds                               22,510       21,090
   Unpaid claims and claim expenses                      219          186
   Notes payable                                          83           91
   Amounts due to brokers                              2,401        2,169
   Other liabilities                                     658          637
   Liabilities related to separate accounts            9,191        7,317
                                                  ----------   ----------
Total Liabilities                                     46,399       42,326
Members' Equity
   Retained earnings                                   5,102        4,850
   Accumulated other comprehensive income              1,166          805
                                                  ----------   ----------
Total Members' Equity                                  6,268        5,655
                                                  ----------   ----------
Total Liabilities and Members' Equity             $   52,667   $   47,981
                                                  ==========   ==========

The accompanying notes are an integral part of these consolidated financial statements.

                        Thrivent Financial for Lutherans
                      Consolidated Statements of Operations
              For the Years Ended December 31, 2003, 2002 and 2001
                              (dollars in millions)

                                                     2003         2002         2001
                                                  ----------   ----------   ----------
Revenues
   Premiums                                       $    1,253   $    1,311   $    1,266
   Net investment income                               2,163        2,180        2,171
   Realized investment gains (losses), net                89         (324)          16
   Contract charges                                      536          529          544
   Other revenue                                         178          175          188
                                                  ----------   ----------   ----------
Total Revenues                                         4,219        3,871        4,185
Benefits and Expenses
   Contract claims and other benefits                    998          929          858
   Increase in contract reserves                         664          780          773
   Interest credited                                   1,053        1,094        1,128
   Dividends to members                                  281          323          344
                                                  ----------   ----------   ----------
      Total benefits                                   2,996        3,126        3,103
   Underwriting, acquisition and insurance
    expenses                                             684          648          578
   Amortization of deferred acquisition costs            151          194          168
   Fraternal benefits and expenses                       136          195          201
                                                  ----------   ----------   ----------
      Total expenses                                     971        1,037          947
                                                  ----------   ----------   ----------
Total Benefits and Expenses                            3,967        4,163        4,050
                                                  ----------   ----------   ----------
Net Income (Loss)                                 $      252   $     (292)  $      135
                                                  ==========   ==========   ==========

The accompanying notes are an integral part of these consolidated financial statements.

                        Thrivent Financial for Lutherans
                   Consolidated Statements of Members' Equity
              For the Years Ended December 31, 2003, 2002 and 2001
                              (dollars in millions)

                                                   Accumulated
                                                      Other
                                     Retained     Comprehensive
                                     Earnings         Income         Total
                                   ------------   -------------   ------------
Balance as of December 31, 2000    $      5,007   $          69   $      5,076
Comprehensive Income:
   Net income                               135              --            135
   Other comprehensive income                --             136            136
                                                                  ------------
      Total comprehensive income                                           271
                                   ------------   -------------   ------------
Balance as of December 31, 2001           5,142             205          5,347
Comprehensive Income:
   Net loss                                (292)             --           (292)
   Other comprehensive income                --             600            600
                                                                  ------------
      Total comprehensive income                                           308
                                   ------------   -------------   ------------
Balance as of December 31, 2002           4,850             805          5,655
Comprehensive Income:
   Net income                               252              --            252
   Other comprehensive income                --             361            361
                                                                  ------------
      Total comprehensive income                                           613
                                   ------------   -------------   ------------
Balance as of December 31, 2003    $      5,102   $       1,166   $      6,268
                                   ============   =============   ============

The accompanying notes are an integral part of these consolidated financial statements.

                        Thrivent Financial for Lutherans
                      Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2003, 2002 and 2001
                              (dollars in millions)

                                                     2003         2002         2001
                                                  ----------   ----------   ----------
Operating Activities
Net income (loss)                                 $      252   $     (292)  $      135
Adjustments to reconcile net income (loss) to
 net cash provided by operating activities:
   Change in contract liabilities and accruals           534          809          717
   Change in contractholder funds                        360          443          965
   Change in deferred acquisition costs                 (114)         (25)         (64)
   Realized investment (gains) losses, net               (89)         324          (16)
   Changes in other assets and liabilities               140           34          108
                                                  ----------   ----------   ----------
Net Cash Provided by Operating Activities              1,083        1,293        1,845
Investing Activities
Proceeds from sales, maturities or repayments
 of fixed maturity securities, classified
 as available for sale                                41,271       25,039       20,139
Cost of fixed maturity securities acquired,
 classified as available for sale                    (43,617)     (27,300)     (21,159)
Proceeds from sales of equity securities                 918          957        1,029
Cost of equity securities acquired                      (611)      (1,130)      (1,274)
Proceeds from mortgage loans sold, matured
 or repaid                                               962          620          564
Cost of mortgage loans acquired                         (952)        (724)        (926)
Contract loans repaid (issued), net                       16            4          (27)
Purchases of short-term investments, net                (324)        (342)         (35)
Net proceeds from maturities, calls and
 purchases of fixed maturity securities
 classified as held-to-maturity                           --           --          197
Other                                                    192          723          (70)
                                                  ----------   ----------   ----------
Net Cash Used in Investing Activities                 (2,145)      (2,153)      (1,562)
Financing Activities
Universal life and investment contract receipts        1,937        2,196        1,437
Universal life and investment contract
 withdrawals                                            (877)        (886)      (1,366)
                                                  ----------   ----------   ----------
Net Cash Provided by Financing Activities              1,060        1,310           71
                                                  ----------   ----------   ----------
Net Change in Cash and Cash Equivalents                   (2)         450          354
Cash and Cash Equivalents, beginning of year           1,753        1,303          949
                                                  ----------   ----------   ----------
Cash and Cash Equivalents, end of year            $    1,751   $    1,753   $    1,303
                                                  ==========   ==========   ==========

The accompanying notes are an integral part of these consolidated financial statements.

                        Thrivent Financial for Lutherans
                   Notes to Consolidated Financial Statements
                                December 31, 2003

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations
--------------------
Thrivent Financial for Lutherans ("Thrivent Financial") is a fraternal benefit society providing to its members life insurance and retirement products, disability income and long-term care insurance as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members through a network of career financial associates. Thrivent Financial also offers its members additional related financial services through its subsidiaries and affiliates.

Thrivent Financial was formed on January 1, 2002 through the merger of Lutheran Brotherhood ("LB") with and into Aid Association for Lutherans ("AAL") which subsequently changed its name to Thrivent Financial. The merger was accounted for as a pooling of interests and therefore all financial information for periods prior to the merger has been restated to reflect the combined results of the merged organization.

Significant Accounting Policies
-------------------------------
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The significant accounting practices used in preparation of the consolidated financial statements are summarized as follows:

Principles of Consolidation
The consolidated financial statements include the accounts of Thrivent Financial and its wholly-owned subsidiaries, which include a stock life insurance company, a broker-dealer and registered investment advisor, a bank, a real estate development company, and a property and casualty insurance agency. All significant inter-company transactions have been eliminated.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments
Fixed maturity securities: Thrivent Financial's fixed maturity securities portfolio is classified as available-for-sale and carried at fair value. Discounts or premiums on the securities are amortized over the term of the securities using the effective interest method.
Equity securities: Thrivent Financial's equity securities portfolio is classified as available-for-sale and carried at fair value.
Mortgage loans: Mortgage loans are generally stated at their unpaid principal balances, adjusted for premium and discount amortization and an allowance for uncollectible balances. Discounts or premiums are amortized over the term of the loans using the effective interest method.
Real estate: Investment real estate is valued at cost plus capital expenditures less accumulated depreciation. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell. Depreciation expense is determined using the straight-line method over the estimated useful lives of the properties.
Contract loans: Contract loans are generally carried at their aggregate unpaid balances.
Short-term investments: Short-term investments are carried at amortized cost, which approximates fair value.
Other investments: Other investments, consisting primarily of real estate joint ventures, are valued on the equity basis.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Loaned securities: Securities loaned under Thrivent Financial's securities lending agreement are included in the Consolidated Balance Sheets at fair value. Thrivent Financial measures the fair value of securities loaned against the collateral received on a daily basis. Additional collateral is obtained as necessary to ensure such transactions are adequately collateralized.
Unrealized investment gains and losses: Unrealized investment gains and losses on securities classified as available-for-sale, net of related deferred acquisition costs and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of members' equity.
Realized investment gains and losses: Realized investment gains and losses on sales of securities are determined using an average cost method. Thrivent Financial periodically reviews its securities portfolios for issues that may have impairments that are other than temporary. Factors considered in this evaluation include the fair value of the security, the duration of any decline in value, the credit quality of the issuer and other available information. Investments that decline in value below cost on other than a temporary basis are written down to fair value as a component of realized investment losses. Changes in the allowances for mortgage loans and real estate are also included with realized investment gains and losses.

Cash and Cash Equivalents
Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs
Costs which vary with and are primarily attributable to the production of new and renewal business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and contract issue expenses.

For interest sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Assumptions used in the amortization of deferred acquisition costs are periodically reviewed and updated as necessary to reflect actual experience. The impact of changes in assumptions is recognized as a component of amortization.

Amortization of acquisition costs for other contracts is charged to expense in proportion to premium revenue recognized.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation. Depreciation expense is determined primarily using the straight-line method over the estimated useful lives of the assets.

Separate Accounts
Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets are carried at fair value based on quoted market prices. Operating results of the separate accounts are not included in the Consolidated Statements of Operations.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Contract Liabilities and Accruals
Reserves for future contract benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values.

Reserves for future contract benefits for non-participating life insurance are also net level reserves, computed using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Reserves for health contracts are generally computed using current pricing assumptions. For Medicare supplement, disability income and long term care contracts, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, relating primarily to health contracts. These reserves are based on past experience and applicable morbidity tables.

Contractholder Funds
Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges with additional reserves for any death benefits that may exceed contract account balances.

Insurance Revenues and Benefits
For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to contract account balances and benefits incurred in excess of contract account balances. Certain profits on limited payment contracts are deferred and recognized over the contract term.

For health contracts, gross premiums are prorated over the contract term of the contracts with the unearned premium included in the contract reserves.

Other Revenue
Other revenue consists primarily of investment advisory fees.

Dividends to Members
Thrivent Financial's insurance products are participating in nature. Dividends to members for these policies are recognized over the contract year and are reflected in the Consolidated Statements of Operations. The majority of life insurance contracts, except for universal life and term contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive and health insurance contracts. Dividend scales are approved annually by Thrivent Financial's Board of Directors.

Fraternal Benefits and Expenses
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to Thrivent Financial's fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial's fraternal branch system.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Income Taxes
Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Thrivent Financial's subsidiaries file a consolidated federal income tax return. The federal income tax provision is based upon amounts estimated to be currently payable and deferred income taxes resulting from temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

Income tax expense (benefit) recorded by Thrivent Financial's subsidiaries for the years ended December 31, 2003, 2002 and 2001 totaled $20 million, ($8) million and $3 million, respectively. This tax expense (benefit) is included as a component of underwriting, acquisition and insurance expenses in the Consolidated Statement of Operations. Thrivent Financial's subsidiaries had a net deferred tax liability as of December 31, 2003 and 2002 of $43 million and $37 million, respectively.

Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.

Note 2. Investments

Fixed maturity securities
-------------------------
The amortized cost and fair value of Thrivent Financial's investment in fixed maturity securities is summarized as follows (dollars in millions):

                                     Amortized  Gross Unrealized    Fair
December 31, 2003                      Cost      Gains   Losses     Value
                                     ---------  -------  -------  ---------
Loan-backed obligations of U.S.
 Government corporations
 and agencies                        $   6,335  $    90  $   (14) $   6,411
U.S. Treasury securities and non-
 loan-backed obligations of U.S.
 Government corporations and
 agencies                                  927       21       (4)       944
Corporate and other bonds               16,193    1,237      (53)    17,377
Mortgage & asset-backed securities       4,287      113      (29)     4,371
                                     ---------  -------  -------  ---------
   Total fixed maturity securities   $  27,742  $ 1,461  $  (100) $  29,103
                                     =========  =======  =======  =========

                                     Amortized  Gross Unrealized    Fair
December 31, 2002                      Cost      Gains   Losses     Value
                                     ---------  -------  -------  ---------
Loan-backed obligations of U.S.
 Government corporations and         $   5,680  $   145  $    --  $   5,825
 agencies
U.S. Treasury securities and non-
 loan-backed obligations of U.S.
 Government corporations and
 agencies                                  948       59       --      1,007
Corporate and other bonds               14,635    1,093     (188)    15,540
Mortgage & asset-backed securities       4,220      215      (14)     4,421
                                     ---------  -------  -------  ---------
   Total fixed maturity securities   $  25,483  $ 1,512  $  (202) $  26,793
                                     =========  =======  =======  =========

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

The fair value of fixed maturity securities for which an unrealized loss has been recognized for less than twelve months totaled $4,751 million at December 31, 2003. The unrealized loss related to these securities was $89 million at December 31, 2003. The fair value of fixed maturity securities for which an unrealized loss has been recognized for greater than twelve months totaled $115 million at December 31, 2003. The unrealized loss related to these securities was $11 million at December 31, 2003.

The amortized cost and fair value of fixed maturity securities by contractual maturity as of December 31, 2003 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (dollars in millions).

                                              Amortized        Fair
                                                 Cost         Value
                                             ------------  ------------
Due in one year or less                      $        783  $        798
Due after one year through five years               5,996         6,386
Due after five years through ten years              7,542         8,100
Due after ten years                                 2,799         3,037
Loan-backed obligations of U.S. Government
 Corporations and agencies                          6,335         6,411
Mortgage and asset-backed securities                4,287         4,371
                                             ------------  ------------
   Total fixed maturity securities           $     27,742  $     29,103
                                             ============  ============

Equity securities
-----------------
The cost and fair value of Thrivent Financial's investment in equity securities as of December 31, 2003 and 2002 are summarized as follows (dollars in millions):

                                                 2003          2002
                                             ------------  ------------
Cost                                         $      1,163  $      1,567
Gross unrealized gains                                171            68
Gross unrealized losses                               (18)         (256)
                                             ------------  ------------
   Fair Value                                $      1,316  $      1,379
                                             ============  ============

The fair value of equity securities for which an unrealized loss has been recognized for less than twelve months totaled $79 million at December 31, 2003. The unrealized loss related to these securities was $7 million at December 31, 2003. The fair value of equity securities for which an unrealized loss has been recognized for greater than twelve months totaled $139 million at December 31, 2003. The unrealized loss related to these securities was $11 million at December 31, 2003.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Mortgage loans
--------------
Thrivent Financial invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income producing properties. The unpaid principal balances of mortgage loans and the allowance for credit losses as of December 31, 2003 and 2002, were as follows (dollars in millions):

                                                 2003          2002
                                             ------------  ------------
Commercial                                   $      4,892  $      4,929
Church                                                751           705
Non-commercial                                        209           253
                                             ------------  ------------
                                                    5,852         5,887
                                             ------------  ------------
Allowance for credit losses                           (35)          (75)
                                             ------------  ------------
Total                                        $      5,817  $      5,812
                                             ============  ============
Impaired mortgage loans:
   With allowance for uncollectible loans    $         30  $         11
   Without allowance for uncollectible
    loans                                    $          3  $         49
Allowance for credit losses on impaired
 mortgage loans                              $          5  $         10
Average investment in impaired loans         $         47  $         80

The change in the allowance for credit losses for the years ended December 31, 2003, 2002 and 2001 was as follows (dollars in millions):

                                   2003          2002          2001
                               ------------  ------------  ------------
Allowance for credit losses,
 Beginning of year             $         75  $         82  $         89
Net reductions                          (40)           (7)           (7)
                               ------------  ------------  ------------
Allowance for credit losses,
 end of year                   $         35  $         75  $         82
                               ============  ============  ============

During 2003, Thrivent Financial completed a review of loan loss experience factors used in establishing the allowance for credit losses. As a result of this review, Thrivent Financial reduced the allowance for credit losses by $40 million.

Thrivent Financial does not accrue interest income on impaired mortgage loans, rather income is recognized for these loans when received. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that Thrivent Financial will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. Interest income recognized on impaired mortgage loans totaled $3 million, $4 million and $7 million during the years ended December 31, 2003, 2002 and 2001, respectively.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Thrivent Financial's mortgage loan investments are diversified among various geographic regions of the United States as well as by property type. The largest concentration in any one geographic region was 28% and 29% as of December 31, 2003 and 2002, respectively. The largest concentration in any one property type was 32% as of both December 31, 2003 and 2002.

Real estate
-----------
The components of real estate investments as of December 31, 2003 and 2002 were as follows (dollars in millions):

                                                 2003          2002
                                             ------------  ------------
Property held for the
 production of income                        $        137  $        220
Property held for sale                                 44            23
                                             ------------  ------------
                                                      181           243
                                             ------------  ------------
Accumulated depreciation                              (27)          (35)
                                             ------------  ------------
   Total                                     $        154  $        208
                                             ============  ============

Investment income
-----------------
Investment income by type of investment for the years ended December 31, 2003, 2002 and 2001 is summarized as follows (dollars in millions):

                                   2003          2002          2001
                               ------------  ------------  ------------
Fixed maturity securities      $      1,533  $      1,535  $      1,499
Equity securities                        36            29            29
Mortgage loans                          459           445           446
Real estate                              21            32            32
Contract loans                           88            87            86
Other invested assets                    53            79           102
                               ------------  ------------  ------------
                                      2,190         2,207         2,194
Investment expenses                      27            27            23
                               ------------  ------------  ------------
   Net investment income       $      2,163  $      2,180  $      2,171
                               ============  ============  ============

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Realized investment gains and losses
------------------------------------
Realized investment gains and losses for the years ended December 31, 2003, 2002 and 2001, were as follows (dollars in millions):

                                                  2003       2002       2001
                                                --------   --------   --------
Net gains(losses) on sales:
   Fixed maturity securities
      Gross gains                               $    335   $    204   $    203
      Gross losses                                  (170)      (244)      (208)
   Equity securities
      Gross gains                                     87         99        134
      Gross losses                                   (86)      (171)      (134)
   Other                                               1         (3)        20
                                                --------   --------   --------
                                                     167       (115)        15
                                                --------   --------   --------
Provisions for losses:
   Fixed maturity securities                         (56)      (132)        (6)
   Equity securities                                 (62)       (84)        --
   Mortgage loans                                     40          7          7
                                                --------   --------   --------
                                                     (78)      (209)         1
                                                --------   --------   --------
Realized investment gains(losses), net          $     89   $   (324)  $     16
                                                ========   ========   ========

Proceeds from the sale of fixed maturity securities for the years ended December 31, 2003, 2002 and 2001 were $36.2 billion, $21.8 billion and $18.0 billion, respectively.

Accumulated Other Comprehensive Income
--------------------------------------
The components of accumulated other comprehensive income as of December 31, 2003 and 2002 are shown below (dollars in millions):

                                                  2003       2002
                                                --------   --------
Unrealized investment gains                     $  1,518   $  1,128
Deferred acquisition cost adjustment                (331)      (302)
Deferred income tax adjustment                        (3)        (6)
Minimum pension liability adjustment                 (18)       (15)
                                                --------   --------
   Total                                        $  1,166   $    805
                                                ========   ========

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Other Comprehensive Income
--------------------------
The components of other comprehensive income for the years ended December 31, 2003, 2002 and 2001 are as follow (dollars in millions):

                                                  2003       2002       2001
                                                --------   --------   --------
Unrealized investment gains and losses
 arising during the period on securities
 available for sale                             $    438   $    481   $    183
Unrealized investment gains on fixed maturity
 securities transferred from held-to-maturity
 to available-for-sale                                --         45         18
Reclassification adjustment for realized
 gains and losses included in net income             (48)       328         11
Change in deferred acquisition costs due
 to unrealized investment gains and losses           (29)      (236)       (75)
Change in deferred income taxes due
 to unrealized investment gains and losses             3         (3)        (1)
Minimum pension liability adjustment                  (3)       (15)        --
                                                --------   --------   --------
   Total other comprehensive income             $    361   $    600   $    136
                                                ========   ========   ========

On January 1, 2001 and 2002 Thrivent Financial transferred $871 million and $1,757 million, respectively, of its securities previously classified as 'held-to-maturity' to the available for sale category. The transfers were completed in conjunction with the January 1, 2001 adoption of SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" and the January 1, 2002 merger of LB with and into AAL, respectively. Following the transfer on January 1, 2002, Thrivent Financial had no remaining held-to-maturity securities.

Note 3. Deferred Acquisition Costs

The change in deferred acquisition costs for the years ended December 31, 2003, 2002 and 2001 were as follows (dollars in millions):

                                                  2003       2002       2001
                                                --------   --------   --------
Balance at beginning of year                    $  2,025   $  2,000   $  1,936
Capitalization of acquisition costs                  265        219        232
Acquisition costs amortized                         (151)      (194)      (168)
                                                --------   --------   --------
                                                   2,139      2,025      2,000
                                                --------   --------   --------
Adjustment for unrealized investment gains
 and losses                                         (331)      (302)       (66)
                                                --------   --------   --------
   Balance at end of year                       $  1,808   $  1,723   $  1,934
                                                ========   ========   ========

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 4. Property and Equipment

The components of property and equipment as of December 31, 2003 and 2002 are as follows (dollars in millions):

                                                  2003       2002
                                                --------   --------
Buildings                                       $    136   $    146
Furniture and equipment                              212        182
Other                                                 13         11
                                                --------   --------
                                                     361        339
                                                --------   --------
Accumulated depreciation                            (190)      (153)
                                                --------   --------
   Property and equipment, net                  $    171   $    186
                                                ========   ========

Depreciation expense for the years ended December 31, 2003 and 2002 was $45 million and $39 million, respectively.

Note 5. Notes Payable

Thrivent Financial has mortgage notes outstanding totaling $81 million and $89 million as of December 31, 2003 and 2002, respectively, secured by certain investments in real estate. Interest rates on these notes range from 5 percent to 10 percent. Notes maturing during 2004 total $32 million, with the remainder maturing between 2005 and 2013.

In addition, Thrivent Financial has an unsecured note payable totaling $2 million as of both December 31, 2003 and 2002. The interest rate on this note was 3.8 percent and the note matures in 2005.

Note 6. Employee Benefit Plans

Pension and Other Postretirement Benefits
-----------------------------------------
Thrivent Financial has a qualified noncontributory defined benefit retirement plan which provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a date of December 31 to measure its benefit plan disclosures.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 6. Employee Benefit Plans, continued

The components of net periodic pension expense for Thrivent Financial's qualified retirement and other plans for the years ended December 31, 2003, 2002 and 2001 were as follows (dollars in millions):

                                    Retirement Plans          Other Plans
                                  2003    2002    2001    2003    2002    2001
                                 ----------------------  ----------------------
Service cost                     $   19  $   19  $   18  $    3  $    4  $    3
Interest cost                        36      34      32       5       5       5
Expected return on plan assets (43) (43) (41) -- -- -- Amortization of prior service
 cost                                (1)      1       1      (1)      1      --
Other                                --      (1)     (4)     --      --       1
                                 ----------------------  ----------------------
   Periodic cost                 $   11  $   10  $    6  $    7  $   10  $    9
                                 ======================  ======================

The plans' funding status and the amounts recognized in the consolidated financial statements as of December 31, 2003 and 2002 were as follows (dollars in millions):

                                             Retirement Plans     Other Plans
                                              2003     2002      2003     2002
                                             ----------------------------------
Change in benefit obligation:
   Benefit obligation at beginning of year   $  524   $   478   $   75   $   73
   Service cost                                  19        19        3        4
   Interest cost                                 36        35        5        5
   Plan participants' contributions              --         5       --       --
   Actuarial loss                                22        27       20       18
   Benefits paid                                (25)      (21)      (7)      (5)
   Amendments                                    --       (19)      --      (20)
                                             ----------------------------------
      Benefit obligation at end of year         576       524       96       75
                                             ----------------------------------
Change in plan assets:
   Fair value of plan assets at beginning
    of year                                     402       453       --       --
   Actual return on plan assets                  63       (35)      --       --
   Employer contribution                          5        --        7        4
   Plan participants' contributions              --         5       --        1
   Benefits paid                                (25)      (21)      (7)      (5)
                                             ----------------------------------
      Fair value of plan assets at end of
       year                                     445       402       --       --
                                             ----------------------------------
Funded status                                  (131)     (122)     (96)     (75)
Unrecognized net losses                         104       102       33       13
Unrecognized prior service cost                  (7)       (7)      (9)      (9)
                                             ----------------------------------
                                                (34)      (27)     (72)     (71)
                                             ----------------------------------
Additional minimum pension liability            (18)      (15)      --       --
                                             ----------------------------------
Accrued pension liability at end of year     $  (52)  $   (42)  $  (72)  $  (71)
                                             ----------------------------------
Accumulated benefit obligation               $  497   $   444   $   96   $   75
                                             ==================================

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 6. Employee Benefit Plans, continued

                                             Retirement Plans    Other Benefits
                                              2003     2002      2003     2002
                                             ----------------------------------
Weighted average assumptions as of
 end of year
   Discount rate                               6.25%      7.0%    6.25%     7.0%
   Expected return on plan assets              8.75%      9.0%     n/a      n/a
   Rate of compensation increase               3.75%      5.0%     n/a      n/a

The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was nine percent in 2003 trending down to five percent in 2009. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage increase in the rate would increase the 2003 total service and interest cost by $1 million and the postretirement health care benefit obligation by $12 million. During December 2003, Congress passed legislation affecting prescription drug coverage. Thrivent Financial has not evaluated the expected reduction this legislation will have on its postretirement benefit plan obligation.

As of December 31, 2003 and 2002, the accumulated benefit obligation of Thrivent Financial's retirement plan exceeds the fair value of its plan assets. As a result, Thrivent Financial accrued a minimum pension liability totaling $18 million and $15 million at December 31, 2003 and 2002, respectively, with a corresponding reduction in accumulated other comprehensive income.

As of December 31, 2003 and 2002, $75 million and $148 million, respectively, of the pension assets of the defined benefit pension plan were invested in a deposit administration contract issued by Thrivent Financial.

The invested assets of Thrivent Financial's qualified defined benefit plan are allocated approximately 50 percent to equity securities with the remainder primarily to fixed maturity securities. The plan's investments are selected to achieve a total return that will fund the benefits earned under the plan. Thrivent Financial expects to contribute up to $40 million to its retirement and other benefit plans during 2004.

Defined Contribution Plans
--------------------------
Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits, which cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings and Thrivent Financial will match participant contributions up to six percent of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a non-contributory plan for field employees.

As of December 31, 2003 and 2002, $138 million and $157 million, respectively, of the pension assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.

For the years ended December 31, 2003, 2002 and 2001, Thrivent Financial contributed $19 million, $17 million and $18 million, respectively to these plans.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 7. Fair Value of Financial Instruments

The following methods and assumptions were used in estimating the fair values for the following financial instruments. The results of these valuing methods are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These following fair values are for only certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Fixed Maturity Securities
-------------------------
Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue.

Equity Securities
-----------------
The fair values for investments in equity securities are based on quoted market prices.

Mortgage Loans
--------------
The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Contract Loans
--------------
The carrying amounts for these instruments approximate their fair value.

Short-term Investments
----------------------
The carrying amounts for these instruments approximate their fair values.

Cash and Cash Equivalents
-------------------------
The carrying amounts for these instruments approximate their fair values.

Separate Accounts
-----------------
The fair values for separate account assets are based on quoted market prices. The fair values of the separate account liabilities are equal to their carrying amounts.

Financial Liabilities
---------------------
The fair values for Thrivent Financial's liabilities under investment-type contracts, such as deferred annuities and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 7. Fair Value of Financial Instruments, continued

The carrying value and estimated fair value of Thrivent Financial's financial instruments are as follows (dollars in millions):

                                           2003                    2002
                                   ---------------------   ---------------------
                                   Carrying   Estimated    Carrying   Estimated
                                    Value     Fair Value    Value     Fair Value
                                   --------   ----------   --------   ----------
Financial Assets:
   Fixed maturity securities       $ 29,103   $   29,103   $ 26,793   $   26,793
   Equity securities                  1,316        1,316      1,379        1,379
   Mortgage loans                     5,817        6,149      5,812        6,507
   Short-term investments               991          991        667          667
   Cash and cash equivalents          1,751        1,751      1,753        1,753
   Contract loans                     1,256        1,256      1,272        1,272
   Separate account assets            9,203        9,203      7,354        7,354
Financial Liabilities:
   Deferred annuities                12,522       12,425     11,340       11,254
   Separate account liabilities       9,191        9,191      7,317        7,317
   Other                              1,665        1,665      1,441        1,437

Note 8. Commitments and Contingent Liabilities

Litigation
----------
Thrivent Financial is involved in various lawsuits, contractual matters, and other contingencies that have arisen from the normal course of business. Thrivent Financial believes adequate provision has been made for any potential losses which may result from these matters.

Also, Thrivent Financial has been named in civil litigation proceedings alleging inappropriate life insurance sales practices by Thrivent Financial. These matters are sometimes referred to as market conduct lawsuits. Thrivent Financial believes it has substantial defenses to these actions and intends to assert them in the courts where the action is filed. While the ultimate resolution of such litigation cannot be predicted with certainty at this time, in the opinion of management such matters will not have a material adverse effect on the financial position or results of operations of Thrivent Financial.

Financial Instruments
---------------------
Thrivent Financial is a party to financial instruments with on and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate equity price, or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets. Thrivent Financials exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 8. Commitments and Contingent Liabilities, continued

Commitments to Extend Credit
Thrivent Financial has commitments to extend credit for mortgage loans and other lines of credit at market interest rates of $558 million and $169 million as of December 31, 2003 and 2002, respectively. Commitments to purchase other invested assets were $86 million and $310 million as of December 31, 2003 and 2002, respectively.

Financial Guarantees
Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions, as defined in the agreement, occur. This agreement is secured by the assets of the third party.

Leases
------
Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $9 million, $7 million and $11 million for the years ended December 31, 2003, 2002 and 2001, respectively. Future minimum aggregate rental commitments as of December 31, 2003 for operating leases were as follows: 2004 - $7 million; 2005 - $5 million; 2006 - $4 million; 2007 - $3 million and 2008 - $1 million.

Note 9. Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by regulatory authorities. Effective January 1, 2001, the National Association of Insurance Commissioner's (NAIC) adopted a revised Accounting Practices and Procedures Manual, which was adopted by the primary states regulating Thrivent Financial. The synopsis of statutory financial results is included to satisfy certain state reporting requirements for fraternal benefit societies.

The following describes the more significant statutory accounting policies that are different than GAAP accounting policies.

Fixed maturity securities
-------------------------
For statutory purposes, investments in fixed maturity securities are reported at amortized cost

Acquisition costs
-----------------
Costs incurred to acquire new business are charged to operations as incurred.

Contract liabilities
--------------------
Liabilities for future contract benefits and expenses are determined using statutorily prescribed rates for mortality and interest.

Non-admitted assets
-------------------
Certain assets, primarily furniture, equipment and agents' debit balances, are charged directly to members' equity and excluded from the balance sheet.

Interest Maintenance Reserve
----------------------------
Certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are deferred and amortized into operating results over the remaining maturity of the sold security.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 9. Synopsis of Statutory Financial Results, continued

Asset Valuation Reserve
-----------------------
A reserve, charged directly to members' equity, is maintained based on certain risk factors applied to invested asset classes.

Premiums and Withdrawals
------------------------
Funds deposited and withdrawn on universal life and investment-type contracts are recorded in the Statement of Operations.

Consolidation
-------------
Subsidiaries are not consolidated into the statutory results, rather the equity method of accounting for the ownership of subsidiaries is used, with the change in the value of the subsidiaries reflected as a direct adjustment of members' equity.

Summarized statutory-basis financial information as of December 31, 2003 and 2002 and for the years ended December 31, 2003, 2002 and 2001 for Thrivent Financial is as follows (dollars in millions):

                                                  2003       2002
                                                --------   --------
Admitted assets                                 $ 45,297   $ 41,203
                                                ========   ========
Liabilities                                       42,448     38,559
Surplus                                            2,849      2,644
                                                --------   --------
Total liabilities and surplus                   $ 45,297   $ 41,203
                                                ========   ========

                                                  2003       2002       2001
                                                --------   --------   --------
Gain from operations before net realized
 capital losses                                 $     85   $      1   $     39
Net realized capital losses                          (95)      (333)       (54)
                                                --------   --------   --------
   Net loss                                          (10)      (332)       (15)
Total other changes                                  215        (18)       (25)
                                                --------   --------   --------
Net change in unassigned surplus                $    205   $   (350)  $    (40)
                                                ========   ========   ========
Thrivent Financial is in compliance with the statutory surplus requirements of all states.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)    Financial Statements

       Part A: None

       Part B: Financial Statements of Depositor. (9)

               Financial Statements of Thrivent Variable Annuity Account II (9)

(b)    Exhibits:

       1. Resolution of the Board of Directors of Depositor authorizing the establishment of Thrivent Variable Annuity Account II
            ("Registrant"). (1)

       2.   Not Applicable.

       3. Form of Principal Underwriting Agreement between Depositor and Thrivent Investment Management Inc. (2)

       4.   Variable Annuity Contract (3)

       5.   Standard Application Form. (4)

       6.   Articles of Incorporation and Bylaws (8)

       7.   Not Applicable.

       8. Participation Agreement between the Depositor and the Fund as of December 15, 2003 (8)

       9. Opinion of Counsel as to the legality of the securities being registered (including written consent). (9)

       10.  Consent of Ernst & Young LLP. (9)

       11.  Not Applicable.

       12.  Not Applicable.

       13. (a) Power of Attorney for Richard E. Beumer, Dr. Addie J. Butler, John O. Gilbert, Gary J. Greenfield, Robert H. Hoffman, James M. Hushagen, Richard C. Kessler, Richard C. Lundell, John P. McDaniel, Paul W. Middeke, Bruce J. Nicholson, Robert B. Peregrine, Paul D. Schrage, Dr. Kurt M. Senske, Dr. Albert K. Siu, Roger G. Wheeler, Thomas R. Zehnder, Lawrence W. Stranghoener, and Randall L. Boushek.
            (5)

            (b) Power of Attorney for Adrian M. Tocklin (6)

(1) Incorporated by reference from the initial registration statement of AAL Variable Annuity Account II, file no. 333-71853, filed on February 5, 1999.

(2) Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration No. 333-89488, filed on October 1, 2002.

(3) Incorporated by reference from Post-Effective Amendment No. 5 to the registration statement of AAL Variable Annuity Account II, file no. 333-71853, filed on February 27, 2001.

(4) Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement of AAL Variable Annuity Account II, Registration No. 333-71853, filed on May 27, 1999.

(5) Incorporated by reference from the initial registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration No. 333-89488, filed on May 31, 2002.

(6) Incorporated by reference from the initial registration statement on Form N-6 of Thrivent Variable Life Account I, file number 333-103454, filed on February 26, 2003.

(7) Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement of AAL Variable Annuity Account II, file no. 333-71853, filed on April 20, 2000.

(8) Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454.

(9)  Filed herewith.

Item 25. Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below:

Name and Principal                            Positions and Offices
Business Address                              with Depositor
----------------                              --------------
John O. Gilbert                               Director, Chairman

Bruce J. Nicholson                            Director, President & CEO

Richard E. Beumer                             Director
13013 Wheatfield Farm Road
Town & Country, Missouri 63141

Dr. Addie J. Butler                           Director
Community College of Philadelphia
1700 Spring Garden Street
Philadelphia, PA 19130

Gary J. Greenfield                            Director
Wisconsin Lutheran College
8830 West Bluemound Road
Milwaukee, WI 53226

Robert H. Hoffman                             Director
Taylor Corporation
1725 Roe Crest Drive
P.O. Box 37208
North Mankato, MN 56002-3728


James M. Hushagen                             Director
Eisenhower & Carlson, PLLC
1201 Pacific Avenue, Suite 1200
Edgewood, WA 98402-4395

Name and Principal                            Positions and Offices
Business Address                              with Depositor
----------------                              --------------
Richard C. Kessler                            Director
The Kessler Enterprise, Inc.
7380 Sand Lake Road, Suite 120
Orlando, FL 32819

Richard C. Lundell                            Director
7341 Dogwood
Excelsior, MN 55331

John P. McDaniel                              Director
MedStar Health
5565 Sterrett Place
Columbia, MD 21044

Paul W. Middeke                               Director
The Lutheran Church - Missouri Synod
Worker Benefit Plans
1333 South Birkwood Road
St. Louis, MO 63121

Paul D. Schrage                               Director
42237 N. 112/th/ Place
Scottsdale, AZ 85262


Dr. Kurt M. Senske                            Director
Lutheran Social Services
8305 Cross Park Drive
Austin, TX 78746

Dr. Albert Siu                                Director
23 North Gate Road
Mendham, NJ 07945

Adrian M. Tocklin                             Director
4961 Bacopa Lane
Suite 801
St. Petersburg, FL 33715

Name and Principal                            Positions and Offices
Business Address                              with Depositor
----------------                              --------------
Roger G. Wheeler                              Director
6109 West 104/th/ Street
Bloomington, MN 55438

Rev. Thomas R. Zehnder                        Director
6308 Chiswick Park
Williamsburg, VA 23188-6368

Pamela J. Moret                               Executive Vice President, Marketing and Products

Lawrence W. Stranghoener                      Executive Vice President and Chief Financial Officer

Jon M. Stellmacher                            Executive Vice President, Financial Services Operations
4321 North Ballard Road
Appleton, WI 54919

Woodrow E. Eno, Esq.                          Senior Vice President,
                                              General Counsel and Secretary

Bradford L. Hewitt                            Senior Vice President, Fraternal Operations

Jennifer H. Martin                            Senior Vice President, Corporate Administration

Frederick A. Ohlde                            Senior Vice President
4321 North Ballard Road
Appleton, Wisconsin 54919

Larry A. Robins                               Senior Vice President and Chief Information Officer

James A. Thomsen                              Senior Vice President, Field Distribution

Randall L. Boushek                            Senior Vice President and Treasurer, Finance

Nikki L. Sorum                                Senior Vice President, Business Development

Russell W. Swansen                            Senior Vice President - Chief Investment Officer

John E. Hite                                  Vice President, Associate General Counsel and Chief
                                              Compliance Officer

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to the Depositor. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities.

                                                                                                                State of
       Thrivent Financial Entities                          Primary Business                                  Incorporation
       Thrivent Financial for Lutherans                 Fraternal benefit society offering financial            Wisconsin
                                                        services and products

       Thrivent Financial Holdings, Inc.                Holding Company with no independent operations           Delaware

       Thrivent Financial Bank                          Federally chartered bank                             Federal Charter

       Thrivent Investment Management Inc.              Broker-dealer and investment adviser                     Delaware

       North Meadows Investment Ltd.                    Organized for the purpose of holding and                Wisconsin
                                                        investing in real estate

       Thrivent Service Organization, Inc.              Organized for the purpose of owning bank                Wisconsin
                                                        account withdrawal authorizations

       Thrivent Life Insurance Company                  Life insurance company                                  Minnesota

       Thrivent Financial Investor Services Inc.        Transfer agent for The Lutheran Brotherhood           Pennsylvania
                                                        Family of Funds

       Thrivent Property & Casualty Insurance           Auto and homeowners insurance company                   Minnesota
       Agency, Inc.

       Field Agents' Brokerage Company                  Licensed life and health insurance agency               Minnesota


       MCB Financial Services, Inc.                     Currently not engaged in any form of business           Minnesota

Item 27. Number of Contract Owners

As of March 31, 2004, there were approximately 1,793 qualified and non-qualified contract owners.

Item 28. Indemnification

Section 33 of Depositor's Bylaws; Section E, subsection (viii) of Article VIII of the Fund's Articles of Incorporation; Section 4.01 of the Fund's First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Mgt.'s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Mgt. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Mgt., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Funds and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney's fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party's gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Section 8 of the Participation Agreement between Thrivent Financial, the Accounts and the Fund contains a provision in which the Fund and Thrivent Financial mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney's fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party's gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, or Thrivent Investment Mgt. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, or Thrivent Investment Mgt. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

       (a) Other activity. Thrivent Investment Mgt. the principal underwriter for the Contracts, also serves as principal underwriter and investment adviser for The AAL Mutual Funds (a Massachusetts Business Trust offering Class A,
                  Class B and Institutional Class shares) and The Lutheran Brotherhood Family of Funds (A

                  Delaware Business Trust offering Class A, Class B and Institutional Class shares). Thrivent Investment Management is also a registered investment adviser for the aforementioned mutual funds.

       (b) Management. The directors and officers of Thrivent Investment Mgt. are listed below. Unless otherwise indicated, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

   Name and Principal                      Positions and Offices
    Business Address                         with Underwriter

John O. Gilbert                        Director and Chairman

Bruce J. Nicholson                     Director and President

Jon M. Stellmacher                     Director and Senior Vice President
4321 North Ballard Road

Appleton, Wisconsin 54919-0007

Lawrence W. Stranghoener               Director and Senior Vice President

Woodrow E. Eno                         Director, Senior Vice President and
                                       Secretary

Pamela J. Moret                        Director and Senior Vice President

James A. Thomsen                       Director and Senior Vice President

Russell W. Swansen                     Senior Vice President and Chief
                                       Investment Officer

Randall L. Boushek                     Vice President

James E. Nelson                        Vice President & Assistant Secretary

Katie S. Kloster                       Vice President & Chief Financial Officer

Thomas R. Mischka                      Vice President
4321 North Ballard Road
Appleton, WI 54979

John E. Hite                           Vice President and Chief Compliance
                                       Officer

(c) Not Applicable.

Item 30. Location of Accounts and Records

The accounts and records of Registrant are located at the offices of the Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota, 55415, 4321 North Ballard Road, Appleton, Wisconsin, 54919, and 222 West College Avenue, Appleton, Wisconsin, 54919.

Item 31. Services

Not Applicable.

Item 32. Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Depositor hereby represents as to the flexible premium deferred variable annuity contracts that are the subject of this registration statement, File Number 33-71853, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Depositor.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on this 28th day of April 2004.

                              THRIVENT VARIABLE ANNUITY ACCOUNT II
                              (Registrant)
                       By:    Thrivent Financial for Lutherans
                              (Depositor, on behalf of itself and Registrant)

                       By:                           *
                              -------------------------------------------------
                              Bruce J. Nicholson
                              President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 28th day of April 2004:

                       By:    Thrivent Financial for Lutherans
                              (Depositor)

                       By:                           *
                              -------------------------------------------------
                              Bruce J. Nicholson
                              President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed on the 28th day of April 2004 by the following directors and officers of Depositor in the capacities indicated:


          *                           President and Chief Executive Officer
-----------------------------------   (Principal Executive Officer)
Bruce J. Nicholson


          *                           Executive Vice President and Chief
-----------------------------------   Financial Officer
Lawrence W. Stranghoener              (Principal Financial Officer)


          *                           Senior Vice President and Treasurer,
-----------------------------------   Finance
Randall L. Boushek                    (Principal Accounting Officer)

A majority of the Board of Directors:*

Richard E. Beumer         Richard C. Kessler        Dr. Kurt M. Senske
Dr. Addie J. Butler       Richard C. Lundell        Dr. Albert Siu
John O. Gilbert           John P. McDaniel          Adrian M. Tocklin
Gary J. Greenfield        Paul W. Middeke           Roger G. Wheeler
Robert H. Hoffman         Bruce J. Nicholson        Rev. Thomas R. Zehnder
James M. Hushagen         Paul D. Schrage

*John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of himself and each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to powers of attorney duly executed by such persons.

                       /s/ John C. Bjork

                       -------------------------------------------
                       John C. Bjork
                       Attorney-in-Fact

                      THRIVENT VARIABLE ANNUITY ACCOUNT II

                                INDEX TO EXHIBITS

         The exhibits below represent only those exhibits that are newly filed with this Registration Statement. See Item 24(b) of Part C for exhibits not listed below.

Exhibit Number     Name of Exhibit

         9         Opinion of Counsel as to the legality of the securities being registered (including written consent)
         10        Consent of Independent Auditors - Ernst & Young LLP